As filed with the Securities and Exchange Commission on
                          January 30,    1998
-----------------------------------------------------------------
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                             ----------------

                                 FORM N-1A

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          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   / X /

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                        Pre-Effective Amendment No.
   /   /

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                  Post-Effective Amendment No.    20
   / X /
                                    and
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            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
   / X /
                                ACT OF 1940
   ----

    ----
                          Amendment No.    21
   / X /
                     (Check appropriate box or boxes)
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                              ---------------
PUTNAM CALIFORNIA TAX EXEMPT                Registration No.
2-81011
    INCOME TRUST
811-3630
            (Exact name of registrant as specified in charter)


    ----
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   / X /

   ----

    ----
                        Pre-Effective Amendment No.
   /   /

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    ----
                  Post-Effective Amendment No.    13
   / X /
                                    and
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    ----
            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
   / X /
                                ACT OF 1940
   ----

    ----
                          Amendment No.    14
   / X /
                     (Check appropriate box or boxes)
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                              ---------------
PUTNAM CALIFORNIA TAX EXEMPT                      Registration
No. 33-17211
     MONEY MARKET FUND
811-5333
            (Exact name of registrant as specified in charter)

            One Post Office Square, Boston, Massachusetts 02109
                 (Address of principal executive offices)

            Registrants' Telephone Number, including Area Code
                              (617) 292-1000
                          ----------------------

           It is proposed that this filing will become effective
                          (check appropriate box)

 ----
/   /    immediately upon filing pursuant to paragraph (b)
----
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/ X /    on January 29,    1998     pursuant to paragraph (b)
----
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/   /    60 days after filing pursuant to paragraph (a)(1)
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/   /    on (date) pursuant to paragraph (a)(1)
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/   /    75 days after filing pursuant to paragraph (a)(2)
----
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/   /    on (date) pursuant to paragraph (a)(2) of rule 485.
----
If appropriate, check the following box:
 ----
/   /    this post-effective amendment designates a new
----          effective date for a previously filed
post-effective
              amendment.

                              --------------

                      JOHN R. VERANI, Vice President
                 PUTNAM CALIFORNIA TAX EXEMPT INCOME TRUST
              PUTNAM CALIFORNIA TAX EXEMPT MONEY MARKET FUND
                          One Post Office Square
                        Boston, Massachusetts 02109
                  (Name and address of agent for service)
                              ---------------
                                 Copy to:
                        JOHN W. GERSTMAYR, Esquire
                               ROPES & GRAY
                          One International Place
                        Boston, Massachusetts 02110

                 PUTNAM CALIFORNIA TAX EXEMPT INCOME TRUST
              PUTNAM CALIFORNIA TAX EXEMPT MONEY MARKET FUND

                           CROSS REFERENCE SHEET

                       (as required by Rule 481(a))

Part A

N-1A Item No.                              Location

1.  Cover Page . . . . . . . . . . . . . . Cover page

2.  Synopsis . . . . . . . . . . . . . . . Expenses summary

3.  Condensed Financial Information. . . . Financial highlights;
                                           How performance is
                                           shown

4.  General Description of Registrant. . . Objectives; How the
                                           funds pursue their
                                           objectives;
                                           Organization and
                                           history

5.  Management of the Fund . . . . . . . . Expenses summary;
                                           How the funds are
                                           managed; About Putnam
                                           Investments, Inc.

5A. Management's Discussion of Fund
    Performance. . . . . . . . . . . . . . (Contained in the
                                           annual reports of the
                                           Registrants)

6.  Capital Stock and Other Securities . . Cover page;
                                           Organization and
                                           history; How the
                                           funds make
                                           distributions to
                                           shareholders; tax
                                           information

7.  Purchase of Securities Being Offered . How to buy shares;
                                           Distribution plans;
                                           How to sell shares;
                                           How to exchange
                                           shares; How a fund
                                           values its shares

8.  Redemption or Repurchase . . . . . . . How to buy shares;
                                           How to sell shares;
                                           How to exchange
                                           shares; Organization
                                           and history

9.  Pending Legal Proceedings. . . . . . . Not applicable


Part B

N-1A Item No.                              Location

10. Cover Page . . . . . . . . . . . . . . Cover page

11. Table of Contents. . . . . . . . . . . Cover page

12. General Information and History. . . . Organization and
                                           history (Part A)

13. Investment Objectives and Policies . . How the funds pursue their objectives
                                           (Part A); Investment
                                           restrictions;
                                           Miscellaneous
                                           investment practices

14. Management of the Registrant . . . . . Management (Trustees;
                                           Trustee fees;
                                           Officers); Additional
                                           officers

15. Control Persons and Principal. . . . . Management (Trustees;
    Holders of Securities                  Officers); Charges
                                           and expenses (Share
                                           ownership)

16. Investment Advisory and Other. . . . . Organization and
    Services                               History (Part A);
                                           Management (Trustees;
                                           Officers; The
                                           management contract;
                                           Principal
                                           underwriter; Investor
                                           servicing agent and
                                           custodian); Charges
                                           and expenses;
                                           Distribution plans;
                                           Independent
                                           accountants and
                                           financial statements

17. Brokerage Allocation . . . . . . . . . Management (Portfolio
                                           transactions);
                                           Charges and expenses

18. Capital Stock and Other Securities . . Organization and
                                           history (Part A); How
                                           a fund makes
                                           distributions to
                                           shareholders; tax
                                           information (Part A);
                                           Suspension of
                                           redemptions

19. Purchase, Redemption, and Pricing. . . How to buy shares
    of Securities Being Offered            (Part A); How to sell
                                           shares (Part A); How
                                           to exchange shares
                                           (Part A); How to buy
                                           shares; Determination
                                           of net asset value;
                                           Suspension of
                                           redemptions

20. Tax Status . . . . . . . . . . . . . . How a fund makes
                                           distributions to
                                           shareholders; tax
                                           information (Part A);
                                           Taxes

21. Underwriters . . . . . . . . . . . . . Management
(Principal

 underwriter); Charges

 and expenses

22. Calculation of Performance Data. . . . How performance is shown (Part A);
                                           Investment
                                           performance; Standard
                                           performance measures

23. Financial Statements . . . . . . . . . Independent
                                           accountants and
                                           financial statements

Part C

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.


                                           PROSPECTUS
                                           JANUARY 30,
                                              1998

Putnam California Tax Exempt Income Fund
Class A, B and M shares
Putnam California Tax Exempt Money Market Fund
INVESTMENT STRATEGY:  TAX-FREE

This prospectus explains concisely what you should know before investing in Putnam California Tax Exempt Income Fund (the "Income Fund") or Putnam California Tax Exempt Money Market Fund (the "Money Market Fund") (collectively, the "funds"). Please read it carefully and keep it for future reference. You can find
more detailed information in the January 30,    1998
statement of additional information (the "SAI"), as amended from time to time. For a free copy of the SAI or other information, call Putnam Investor Services at 1-800-225-1581. The SAI has
been filed with the Securities and Exchange Commission    (the
"Commission")     and is incorporated into this prospectus by
reference.    The Commission maintains a Web site
(http://www.sec.gov) that contains the SAI, material incorporated by reference into this prospectus and the SAI, and other information regarding registrants that file electronically with the Commission.

An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

The Money Market Fund may invest a significant percentage of its assets in the securities of a single issuer, and an investment in the fund may therefore be riskier than an investment in other types of money market funds.

The funds invest primarily in portfolios of California tax-exempt securities, which may include securities of issuers other than California and its political subdivisions.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING
THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                          BOSTON * LONDON * TOKYO
ABOUT THE FUNDS

Expenses summary

 .................................................................
This section describes the sales charges, management fees, and annual operating expenses that apply to various classes of a fund's shares.  Use it to help you estimate the impact of
transaction costs    and recurring expenses     on your
investment over time.

Financial highlights

 .................................................................
Study    these tables     to see, among other things, how a fund
performed each year for the past 10 years or since it began investment operations if it has been in operation for less than 10 years.

Objectives

 .................................................................
Read this section to make sure a fund's objectives are consistent with your own.

How the funds pursue their objectives

 .................................................................
This section explains in detail how a fund seeks its investment objectives.



How performance is shown

 .................................................................
This section describes and defines the measures used to assess fund performance. All data are based on past investment results and do not predict future performance.

How the funds are managed

 .................................................................
Consult this section for information about a fund's management,
allocation of its expenses, and how    it     purchases and
   sells     securities        .

Organization and history

 .................................................................
In this section, you will learn when a fund was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

Alternative sales arrangements (Income Fund only)

 .................................................................
Read this section for descriptions of the classes of shares this prospectus offers and for points you should consider when making your choice.

How to buy shares

 .................................................................
This section describes the ways you may purchase shares and tells you the minimum amounts required to open various types of
accounts.  It explains how sales charges are determined and how
you may become eligible for reduced sales charges        .

Distribution plans

 .................................................................
This section tells you what distribution fees are charged against each class of shares.

How to sell shares

 .................................................................
In this section you can learn how to sell fund shares, either directly to a fund or through an investment dealer.

How to exchange shares

 .................................................................
Find out in this section how you may exchange fund shares for shares of other Putnam funds. The section also explains how exchanges can be made without sales charges and the conditions under which sales charges may be required.

How a fund values its shares

 .................................................................
This section explains how a fund determines the value of its shares.

How each fund makes distributions to shareholders; tax
information
 .................................................................
This section describes the various options you have in choosing how to receive fund dividends. It also discusses the tax status of the payments and counsels you to seek specific advice about your own situation.

ABOUT PUTNAM INVESTMENTS, INC.
 .................................................................
Read this section to learn more about the companies that provide marketing, investment management, and shareholder account services to Putnam funds and their shareholders.

APPENDIX

Securities ratings
About the funds

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing. The following tables summarize your maximum transaction costs from investing in a fund and expenses based on the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

Income Fund

 Class A                Class B       Class M
 shares                 shares        shares
Shareholder transaction
expenses

Maximum sales charge
imposed on purchases
(as a percentage of
offering price)          4.75%        NONE*          3.25%*


Deferred sales charge            5.0% in the first
(as a percentage                  year, declining
of the lower of                   to 1.0% in the
original purchase                sixth year, and
price or redemption                 eliminated
proceeds)               NONE**      thereafter        NONE

Money Market Fund

Shareholder transaction
expenses

Maximum sales charge
imposed on purchases
(as a percentage of
offering price)          NONE

Deferred sales charge
(as a percentage of
the lower of original
purchase price or
redemption proceeds)     NONE

Annual fund operating expenses
(as a percentage of average net assets)

                                      Total fund
Management            12b-1     Other  operating
  fees                fees    expenses expenses
----------            -----   -------------------
Income Fund
Class A               0.45%     0.20%   0.09%         0.74%
Class B               0.45%     0.85%   0.09%         1.39%
Class M               0.45%     0.50%   0.09%         1.04%

Money Market Fund     0.45%      NONE   0.40%     0.85%

The table is provided to help you understand the expenses of investing and your share of fund operating expenses. The expenses shown in the table do not reflect the application of credits that reduce fund expenses.

Examples

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and, except as indicated, redemption at the end of each period:

                          1      3         5         10
                        year   years     years      years
Income Fund
Class A                 $55     $70        $87      $135
Class B                 $64     $74        $96      $149***
Class B (no redemption) $14     $44        $76      $149***
Class M                 $43     $65        $88      $155

Money Market Fund        $9     $27        $47      $105

The examples do not represent past or future expense levels.
Actual expenses may be greater or less than those shown. Federal regulations require the examples to assume a 5% annual return, but actual annual return varies.

* The higher 12b-1 fees borne by class B and class M shares of the Income Fund may cause long-term shareholders to pay more than the economic equivalent of the maximum permitted front-end sales charge on class A shares.

** A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See "How to buy shares -- The Income Fund -- Class A shares."


***   Reflects conversion of class B shares to class A shares
      (which pay lower ongoing expenses) approximately eight
      years after purchase.  See "Alternative sales arrangements
         (    Income Fund   only).    "

FINANCIAL HIGHLIGHTS

The following tables present per share financial information for class A, B and M shares of the Income Fund and shares of the Money Market Fund. This information has been audited and reported on by the independent accountants. The "Report of independent accountants" and financial statements included in
each fund's annual report to shareholders for the    1997
fiscal year are incorporated by reference into this prospectus. Each fund's annual report, which contains additional unaudited performance information, is available without charge upon request.

Putnam California Tax Exempt Income Fund
Financial Highlights        (For a share outstanding throughout
the period)
   Class A







   Per-share                                              Year
ended               September 30
   operating performance    1997                 1996     1995
 1994      1993          1992
Net asset value, beginning
 of period                     $8.46            $8.37    $8.09
 8.92      8.39      8.11
Investment operations:
Net investment income        .44                  .47      .48
   .50       .53       .54
Net realized and unrealized
 gain (loss) on investments                   .28          .09
  .31     (.81)           .57     .27
Total from investment operations                  .72      .56
  .79     (.31)          1.10     .81
   Less distributions:
From net investment income     (.45)            (.47)
(.48)**   (.50)     (.53)     (.53)
From net realized
 on investments                (.02)               --       --
--            --            --
In excess of net realized gain
         on investments           --               --
       (.03)     (.02)         (.04)      --
Total distributions            (.47)            (.47)    (.51)
   (.52)     (.57)     (.53)
Net asset value, end of period                  $8.71    $8.46
$8.37     $8.09         $8.92       $8.39
Ratios and supplemental data
Total investment return at
 net asset value (%) (a)    8.71                 6.81    10.07
   (3.53)     13.63     10.34
Net assets, end of period
 (in thousands)           $3,087,795      $3,149,797 $3,168,277
       $3,260,769   $3,600,182        $2,854,165
Ratio of expenses to
 average net assets    (%)(b)    .74              .74      .74
  .68       .69       .60
Ratio of net investment
 income to average net assets   (%)              5.20     5.60
 5.86      5.86          6.16    6.53
   Portfolio turnover (%)  23.51                29.47    47.73
21.06     22.95         31.25

[FN]

** Distributions in excess of net investment income amounted to less than $0.01 per share.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for years ended on or after September 30, 1995 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
[/TABLE]
Financial Highlights     (For a share outstanding throughout the
period)
   Class A

Per-share
operating performance
     Year ended September 30
                              1991          1990         1989
   1988
Net asset value,
 beginning of period         $7.70         $7.83        $7.67
  $7.14
Investment operations:
Net investment income          .54           .54          .56
    .57
Net realized and unrealized
 gain (loss) on investments                  .41        (.10)
    .16        .52
Total from investment
 operations                    .95           .44          .72
   1.09
   Less     Distributions        :
From net investment income                 (.54)        (.54)
  (.56)          (.56)
From net realized gain
         on investments         --         (.03)           --
     --
In excess of net realized
 gain or loss on investments                  --           --
     --         --         --
Total distributions          (.54)         (.57)        (.56)
  (.56)
Net asset value,
 end of period               $8.11         $7.70        $7.83
  $7.67
   Ratios and supplemental data
Total investment return at
net asset value (%) (a)                    12.71         5.75
   9.63      15.69
Net assets, end of period
 (in thousands)         $2,295,154    $1,807,931   $1,541,563
$1,228,401
Ratio of expenses to
 average net assets    (%)(b)                .56          .52
    .52        .51
Ratio of net investment
 income to average
 net assets (%)               6.79          6.90         7.09
   7.51
Portfolio turnover (%)                     35.76        33.42
  60.77      95.05
   /TABLE

   [FN]

**  Distributions in excess of net investment income amounted to
    less than $0.01 per share        .
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b)         The ratio of expenses to average net assets for
   years     ended    on or after     September 30, 1995
   includes     amounts paid        through         expense
offset arrangements.  Prior period ratios  exclude these amounts.
   [/TABLE]
   Financial Highlights
Putnam California Tax Exempt    Income Fund
       (For a share outstanding throughout the period)
   Class B


               For the period
   Per-share
         January 4, 1993+
   operating performance                           Year ended
September 30              to     September 30
                          1997              1996         1995
   1994       1993
   Net asset value, beginning
    of period                $8.45         $8.37        $8.08
  $8.91      $8.37
Investment operations:
Net investment income          .39           .42          .42
    .45    .32
Net realized and unrealized
    gain (loss) on investments .27           .07          .32
  (.81)        .55
Total from investment operation.66           .49          .74
  (.36)        .87
Less distributions:
From net investment income   (.39)         (.41)      (.42)**
  (.45)      (.33)
From net realized gain
 on investments              (.02)            --           --
  (.02)         --
In excess of net realized     gain
     on investments             --            --        (.03)
     --         --
   Total distributions       (.41)         (.41)        (.45)
  (.47)  (.33)
   Net asset value,
   end of period             $8.70         $8.45        $8.37
  $8.08      $8.91
Ratios and supplemental data
Total investment return at
 net asset value (%)    (a)   8.02          5.99         9.47
 (4.15) 10.51*
Net assets, end of         period
     (in thousands)       $573,309      $510,394     $416,367
$349,609   $209,657
Ratio of expenses to
     average         net assets (%)   (b)   1.39         1.39
   1.39       1.32  1.00*
Ratio of net investment
    income         to average net assets   (%)           4.54
   4.94       5.17       5.16      3.68*
Portfolio turnover (%)       23.51         29.47        47.73
  21.06      22.95

[FN]
 +  Commencement of operations.
 *  Not annualized.
** Distributions in excess of net investment income amounted to less than $0.01 per share.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
   (b) The ratio of expenses to average net assets for years ended on or after September 30, 1995 includes amounts
paid        through expense offset arrangements.  Prior period
ratios  exclude these amounts.
[/TABLE]
Financial Highlights
Putnam California Tax Exempt Income Fund
(For a share outstanding throughout the period)
Class M
Per-share                                                   For
the period
operating performance                                   February
14, 1995+
                 Year ended September 30                   to
September 30
                              1997          1996         1995


Net asset value, beginning
 of period                   $8.45         $8.36        $8.13

Investment operations:
Net investment income          .42           .45          .29

Net realized and unrealized
 gain (loss) on investments    .27           .08          .24

Total from investment operations             .69          .53
    .53
Less distributions:
From net investment income   (.42)         (.44)      (.30)**

From net realized gain
 on investments              (.02)            --           --

In excess of net realized gain
  on investments                --            --           --

Total distributions          (.44)         (.44)        (.30)

Net asset value,
end of period                $8.70         $8.45        $8.36

Ratios and supplemental data
Total investment return at
 net asset value (%) (a)      8.39          6.48        6.56*
Net assets, end of period
 (in thousands)            $13,898        $9,149       $4,108

Ratio of expenses to
 average net assets (%)(b)    1.04          1.04         .69*

Ratio of net investment
income to average net assets(%)             4.92         5.24
  3.52*
Portfolio turnover (%)       23.51         29.47        47.73

/TABLE

[FN]
 +  Commencement of operations
 *  Not annualized
** Distributions in excess of net investment income amounted to less than $0.01 per share.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after September 30, 1995 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
[/TABLE]
Putnam California Tax Exempt Money Market Fund
Financial highlights (For a share outstanding throughout the period)








Per-share

operating performance
Year ended September 30
                                        1997      1996      1995
    1994       1993
Investment operations
Net investment Income                $0.0283   $0.0270   $0.0288
 $0.0192    $0.0175
Total from investment
 operations                          $0.0283   $0.0270   $0.0288
 $0.0192    $0.0175
Total distributions                ($0.0283) ($0.0270) ($0.0288)
($0.0192)  ($0.0175)
Ratios and supplemental data
Total investment return at
 net asset value (%)(b)                 2.87      2.74      2.92
    1.94       1.77
Net assets, end of
 period (in thousands)               $45,606   $43,927   $35,140
 $44,799    $45,364
Ratio of expenses to average
 net assets (%)(c)                       .85       .93      1.00
     .67        .89
Ratio of net investment income
 to average net assets (%)              2.80      2.73      2.84
    1.84       1.78

 +  Commencement of operations.
 *  Not Annualized.
(a) Reflects an expense limitation and dining the period ended September 30, 1988 a waiver of a portion of the distribution fees in effect during the period. As a result of such expense limitation and waiver expenses of the fund for the years ended September 30, 1991, 1990, 1989, and for the period ended September 30, 1988 reflect per share reductions of $0.0026, $0.0033,$0.0033, $0.0043 and $0.0051 respectively.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c)

    The ratio of expenses to average net assets for the years ended September 30, 1995 and thereafter include amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
/TABLE

Putnam California Tax Exempt Money Market Fund
Financial highlights
(For a share outstanding throughout the period)





     For the period
Per-share
   October 26,1987+
operating performance                       Year ended September
30    to o          September 30
                              1992      1991      1990      1989
    1988
Investment operations
Net investment Income   $0.0262(a)$0.0407(a)$0.0513(a)$0.0566(a)
$0.0416(a)
Net realized and unrealized
gain on investment           .0001     ---       ---      .0001
   .0001
Total from investment
 operations                $0.0263   $0.0407   $0.0513   $0.0567
 $0.0417
Total distributions      ($0.0263) ($0.0407) ($0.0513) ($0.0567)
($0.0417)
Ratios and supplemental data
Total investment return at
 net asset value (%)(a)       2.67      4.15      5.26      5.82
   4.25*
Net assets, end of
 period (in thousands)     $58,858   $69,184   $87,095   $73,136
$43,436
Ratio of expenses to average
 net assets (%) (c)         .85(a)    .80(a)    .69(a)    .69(a)
 .58(a)*
Ratio of net investment income
 to average net assets (%) 2.70(a)   4.03(a)   5.12(a)   5.65(a)
4.21(a)*

  +  Commencement of operations.
 *  Not Annualized.
(a) Reflects an expense limitation and dining the period ended September 30, 1988 a waiver of a portion of the distribution fees in effect during the period. As a result of such expense limitation and waiver expenses of the fund for the years ended September 30, 1991, 1990, 1989, and for the period ended September 30, 1988 reflect per share reductions of $0.0026, $0.0033,$0.0033, $0.0043 and $0.0051 respectively.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) The ratio of expenses to average net assets for the years ended September 30, 1995 and thereafter include amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
            OBJECTIVES

Putnam California Tax Exempt Income Fund and Putnam California Tax Exempt Money Market Fund seek as high a level of current income exempt from federal income tax and California personal income tax as Putnam Investment Management, Inc., the funds' investment manager ("Putnam Management"), believes is consistent with preservation of capital and, in the case of the Money Market Fund, maintenance of liquidity and stability of principal. Under current law, to the extent distributions are derived from interest on California tax-exempt securities (which are described below) and are designated as such, they are exempt from federal income tax and California state personal income tax. Neither fund is intended to be a complete investment program, and there is no assurance that either fund will achieve its objective.

HOW THE FUNDS PURSUE THEIR OBJECTIVES

Basic investment strategy

Putnam California Tax Exempt Income Fund and Putnam California Tax Exempt Money Market Fund seek their objectives by investing primarily in a portfolio of California tax-exempt securities (as defined below). The funds have separate investment policies involving different levels of yield and risk.

The Income Fund

Putnam California Tax Exempt Income Fund seeks its objective by investing primarily in longer-term California tax-exempt securities. It is a fundamental policy of the Income Fund that at least 90% of the Income Fund's income distributions will be exempt from both federal income tax and California personal income tax, except during times of adverse market conditions when more than 10% of the Income Fund's income distributions could be subject to federal income tax and/or California personal income tax. For temporary defensive purposes and for purposes of maintaining liquidity, the Income Fund may also invest in taxable obligations, provided that not more than 10% of the Income Fund's income distributions are subject to federal income tax and/or California personal income tax.

The Income Fund may also invest in taxable obligations to the extent permitted by its investment policies, or hold its assets in money market instruments or in cash. Putnam Management expects that the fund will generally invest in California tax-exempt securities of longer maturities (10 years or more), but the fund may invest in California tax-exempt securities having a broad range of maturities.

   Investments by the Income Fund     in California tax-exempt
securities and taxable obligations will be limited to securities
rated at         least Ba or BB by a nationally recognized
securities rating agency   ,     such as Standard & Poor's
("S&P")    or     Moody's Investors Service, Inc. ("Moody's"), or
unrated securities that Putnam Management determines are of
comparable quality.          The    fund     will not purchase
   a     California tax-exempt security rated below BBB or Baa by
each    of the agencies     rating    the     security, or,
   an     unrated         security        determined by Putnam
Management to be of comparable quality if, as a result, more than 25% of its total assets would be of that quality. The rating
services' descriptions of the    rating categories     are
included in the appendix to this prospectus.  Securities rated
   BB     or    Ba     (and comparable unrated securities) are
considered to have speculative elements, with large uncertainties or major exposures to adverse conditions. To the extent
   that     a security is assigned a different rating by one or
more    of the various rating     agencies, Putnam Management
will use the highest rating assigned by any agency    in
determining compliance with the foregoing investment
limitations    .

The Money Market Fund

Putnam California Tax Exempt Money Market Fund follows the fundamental policy that at least 90% of the fund's income distributions normally will be exempt from both federal income tax and California personal income tax. Subject to this limitation, the Money Market Fund may also invest in high quality taxable money market instruments of the type described under "Alternative investment strategies" below.

The Money Market Fund will invest only in the following short-term, high quality California tax-exempt securities: (i) municipal notes; (ii) municipal bonds; (iii) municipal securities backed by the U.S. government; (iv) short-term discount notes (tax-exempt commercial paper); (v) participation interests in any of the foregoing; and (vi) unrated securities or new types of tax-exempt instruments which become available in the future if Putnam Management determines they are of comparable quality. In connection with the purchase of California tax-exempt securities, the Money Market Fund may acquire stand-by commitments, which give the Money Market Fund the right to resell the security to the dealer at a specified price. Stand-by commitments may provide additional liquidity for the Money Market
Fund   ,     but are subject to the risk that the dealer may fail
to meet its obligations. The Money Market Fund does not generally expect to pay additional consideration for stand-by commitments nor to assign any value to them. The Money Market Fund's investments are concentrated in California tax-exempt securities, and an investment in the fund may therefore be riskier than an investment in money market funds that do not concentrate their investments in tax-exempt securities of a single state.

The Money Market Fund will invest only in high-quality California tax-exempt securities or other money market instruments that Putnam Management believes present minimal credit risk. High-quality securities are securities rated in one of the two highest categories by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service) or if the security is unrated, judged to be of equivalent quality by Putnam Management. The Money Market Fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. The Money Market Fund may invest in variable or floating-rate California tax-exempt securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand.

Considerations of liquidity and preservation of capital mean that the Money Market Fund may not necessarily invest in California tax-exempt securities paying the highest available yield at a particular time. Consistent with its investment objective, the Money Market Fund will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Money Market Fund will also invest to take advantage of what Putnam Management believes to be temporary disparities in yields of different segments of the market for California tax-exempt securities or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the fund, may result in frequent changes in the fund's portfolio. Such portfolio turnover may give rise to taxable gains.

The value of the securities in the Money Market Fund's portfolio can be expected to vary inversely with changes in prevailing interest rates. Although the Money Market Fund's investment policies are designed to minimize these changes and to maintain a net asset value of $1.00 per share, there is no assurance that these policies will be successful. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

   Both funds

Alternative minimum tax

Interest income distributed by a fund from certain types of California tax-exempt securities may be subject to federal alternative minimum tax for individuals and corporations.


Neither of the funds treats interest which may be subject to federal alternative minimum tax for individuals as income that is exempt from federal income tax for purposes of determining compliance with its 90% test. To the extent that a fund earns such interest income, individual and corporate shareholders, depending on their own tax status, may be subject to federal (but not California) alternative minimum tax on that part of the fund's distributions attributable to such income. All tax-exempt interest dividends will, however, be included in determining the federal alternative minimum taxable income of corporations.

Alternative investment strategies

At times Putnam Management may judge that conditions in the markets for California tax-exempt securities make pursuing a fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times Putnam Management may temporarily use alternative strategies primarily designed to reduce fluctuations in the value of fund assets.

In implementing these defensive strategies, the Income Fund may invest without limit in taxable obligations, including obligations of the U.S. government, its agencies or instrumentalities; obligations issued by governmental issuers in other states, the interest on which would be exempt from federal (but not California) income tax; other debt securities rated
within the four highest grades by    a nationally recognized
securities rating agency, such as     Moody's or S&P; commercial
paper rated in the highest grade by    a nationally recognized
securities rating agency    ; certificates of deposit and
bankers' acceptances; repurchase agreements; or any other securities that Putnam Management considers consistent with such defensive strategies.

Similarly, when implementing these defensive strategies, the Money Market Fund may invest in high quality taxable money market instruments, including: bank certificates of deposit, bankers' acceptances, prime commercial paper, high-grade short-term corporate obligations, short-term U.S. government securities or repurchase agreements, or any other securities Putnam Management considers consistent with such defensive strategies.

It is impossible to predict when, or for how long, these alternative strategies will be used. Shareholders would be subject to federal income tax and/or California state income tax on distributions of the interest income from these instruments.

California tax-exempt securities

California tax-exempt securities include obligations of the State of California, its political subdivisions, and their agencies, instrumentalities or other governmental units, the interest on which, in the opinion of bond counsel, is exempt from federal income tax and California personal income tax.

These securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts.

They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational or medical facilities, or to fund short-term cash requirements. They may also include certain types of industrial development bonds, private activity bonds or notes issued by public authorities to finance privately owned or operated facilities.

Short-term California tax-exempt securities may be issued as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance various public purposes. California tax-exempt securities may also include obligations issued by certain other governmental entities, such as U.S.
territories        , if these debt obligations generate interest
income that is exempt from federal income tax and California personal income tax.

The two principal classifications of California tax-exempt securities are general obligation and special obligation (or special revenue obligation) securities.

General obligation securities involve a pledge of the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer.

Special obligation (or special revenue obligation) securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development bonds and private activity bonds are in most cases special obligation securities, whose credit quality is tied to the private user of the facilities.

The Income Fund may also invest in securities representing interests in California tax-exempt securities, known as
inverse floating obligations         or         residual interest
bonds.          These obligations pay interest rates that vary
inversely with changes in the interest rates of specified short-term tax-exempt securities or an index of short-term tax-exempt securities. The interest rates on inverse floating obligations or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline.

These securities have the effect of providing a degree of investment leverage. They will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floating obligations and residual interest bonds will generally be more volatile than the market values of fixed-rate tax-exempt securities.

Risk factors

The Income Fund

The values of California tax-exempt securities         fluctuate
in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of fund assets. Conversely, during periods of rising interest rates, the value of fund assets will generally decline. The magnitude of these fluctuations generally is greater for securities with longer maturities. However, the yields on such securities are generally higher. In addition, the values of fixed-income securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers.

Changes by    nationally     recognized    securities     rating
   agencies     in their ratings of a fixed-income security and
changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value.

The Income Fund may invest in both higher-rated and lower-rated California tax-exempt securities. Lower-rated securities are
securities rated below    BBB or Baa by nationally recognized
securities rating     agencies, and, together with unrated
securities of comparable quality, are commonly known as "junk bonds." The values of these securities generally fluctuate more than those of higher-rated securities. In addition, the lower
rating reflects   a greater possibility that the financial
condition of the issuer or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of income and principal.

The table below shows the percentages of the Income Fund's net
assets invested during fiscal    1997     in securities assigned
to the various rating categories by S&P, or, if unrated by S&P, assigned to comparable rating categories by another rating agency, and in unrated securities determined by Putnam Management to be of comparable quality.


                  Unrated securities
    Rated securities,of comparable quality,
    as percentage ofas percentage of
 Rating               net assets              net assets

  "AAA"                   66.73%                 0.89%
  "AA"                  10.61%                   0.44%
   "A"                   5.34%                    --
  "BBB"                  7.83%                   2.08%
  "BB"                   0.18%                   4.53%
   "B"                    --                     0.30%
    ------               -----
    90.69%             8.24%
    ======               =====

Putnam Management seeks to minimize the risks of investing in lower-rated securities through careful investment analysis. However, the amount of information available about the financial condition of an issuer of California tax-exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. When the fund invests in California tax-exempt securities in the lower rating categories, the achievement of its goals is more dependent on Putnam Management's ability than would be the case if it were investing in California tax-exempt securities in the higher rating categories. Investors should consider carefully their ability to assume the risks of owning shares of a mutual fund that may invest in securities in the lower rating categories.

The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will consider such reduction in its determination of whether the fund should continue to hold the security in its portfolio.

The Income Fund may invest in so-called "zero-coupon" bonds , which are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The values of zero-coupon bonds are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently.

Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest
currently.  The fund is required    under applicable tax
regulations     to accrue and distribute interest income from
zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, it may be necessary to sell other investments to obtain cash needed to make income distributions.

The secondary market for California tax-exempt securities is generally less liquid than that for taxable fixed-income securities, particularly in the lower rating categories. Thus it may be more difficult to value or buy and sell certain of these securities. Certain investment grade securities share some of the risk factors discussed above with respect to lower-rated securities.

For additional information concerning the risks associated with investing in securities in the lower rating categories, see the SAI.

Investments in premium securities

During a period of declining interest rates, many of the Income Fund's portfolio investments will likely bear coupon rates that are higher than current market rates, regardless of whether these securities were originally purchased at a premium. These securities would generally carry market values greater than the principal amounts payable on maturity, which would be reflected in the net asset value of fund shares.

The values of these "premium" securities tend to approach the principal amount as the securities approach maturity (or call price in the case of securities approaching their first call date). As a result, an investor who purchases fund shares during these periods would initially receive higher monthly distributions (derived from the higher coupon rates payable on fund investments) than might be available from alternative investments bearing current market interest rates. But the investor may face an increased risk of capital loss as these higher coupon securities approach maturity (or first call date). In evaluating the potential performance of an investment, investors may find it useful to compare current dividend rate
with    the     fund's "yield," which is computed on a yield-to-
maturity basis in accordance with SEC regulations and which reflects amortization of market premiums. See "How performance is shown."

   Financial futures     and options

The Income Fund may purchase and sell financial futures contracts and related options for hedging purposes.

The fund may purchase and sell index futures contracts on the Municipal Bond Index. This index is intended to represent a numerical measure of market performance for long-term tax-exempt bonds. An "index future" is a contract to buy or sell units of a particular securities index at an agreed price on a specified future date. Depending on the change in value of the index between the time the fund enters into and terminates an index futures contract, the fund realizes a gain or loss.

The fund may also purchase and sell put and call options on index futures or on indexes directly, in addition to or as an alternative to purchasing and selling index futures. The fund may also purchase and sell futures contracts and related options on U.S. Treasury securities, including U.S. Treasury bills, notes and bonds ("U.S. government securities") and options directly on U.S. government securities.

In addition, the fund may purchase put and call options on, or warrants to purchase, California tax-exempt securities, either directly or through custodial arrangements in which the fund and other investors own an interest in one or more options on California tax-exempt securities.

The fund will engage in these transactions for hedging purposes and, to the extent permitted by applicable law, for nonhedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment.

The use of futures and options involves certain special risks and may result in realization of taxable income or capital gains.
Futures and options transactions involve costs and may result in losses.

Certain risks arise from the possibility of imperfect
correlations among movements in the prices of financial futures and options purchased or sold by the fund, of the underlying bond
index or U.S. government securities    and, in the case of
hedging transactions,     of the California tax-exempt securities
that are the subject of the hedge.

Other risks arise from the potential inability to close out futures or options positions. There can be no assurance that a liquid secondary market will exist for any futures contract or option at a particular time. Certain provisions of the Internal Revenue Code and certain regulatory requirements may limit the use of futures and options transactions. The successful use of these strategies further depends on the ability of Putnam Management to forecast interest rates and market movements correctly.

A more detailed explanation of financial futures and options transactions, and the risks associated with them, is included in the SAI.

Derivatives

Certain of the instruments in which the Income Fund may invest, such as futures contracts, options, forward contracts and inverse floating obligations, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

Both    Funds

Since the funds invest primarily in California tax-exempt securities, the value of their shares may be especially affected by factors pertaining to the California economy and other factors affecting the ability of issuers of California tax-exempt securities to meet their obligations.

As a result, the value of fund shares may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally.

The amounts of tax and other revenues available to governmental issuers of California tax-exempt securities may be affected from time to time by economic, political and demographic conditions within or outside of California. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to issuers of California tax-exempt securities may also affect their ability to meet their obligations.

Payments of principal and interest on special obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made. The facility's economic status, in turn, could be affected by economic, political and demographic conditions affecting the state.

Any reduction in the actual or perceived ability of an issuer of California tax-exempt securities to meet its obligations, including a reduction in the rating of the issuer's outstanding securities, would likely have an adverse effect on the market value and marketability of its obligations. Doubts surrounding an issuer's ability to meet its obligations could adversely affect the values of other California tax-exempt securities as well.

At times, a substantial portion of fund assets may be invested in
securities    of     which    the     fund, by itself or together
with other funds and accounts managed by Putnam Management
   or     its affiliates, holds all or a major portion.  Under
adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, it may be more difficult to sell these securities when Putnam Management
believes it advisable to do so or    the     fund may be able to
sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for
purposes of computing    the     fund's net asset value.

In order to enforce its rights in the event of a default of these
securities,    the     fund may be required to participate in
various legal proceedings or take possession of and manage assets securing the issuer's obligations on the securities. This could
increase fund operating expenses and adversely affect    the
fund's     net asset value.  Any income derived from the
ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers.

Certain securities held by    the     fund may permit the issuer
at its option to "call," or redeem, the securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.



Diversification and concentration policies

Each fund is a "diversified" investment company        under the
Investment Company Act of 1940    .  This means that     with
respect to    75%     of its total assets,    a fund may not
invest more than 5%     of its total assets in the securities of
any one issuer    (except U.S. government securities).  The
remaining 25% of its total assets is not subject to this restriction. To the extent a fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

Because of the relatively small number of issuers of California tax-exempt securities, each fund is more likely to invest a higher percentage of its assets in the securities of a single issuer than an investment company that invests in a broad range of tax-exempt securities. This practice involves an increased risk of loss to a fund if the issuer were unable to make interest or principal payments or if the market value of these securities were to decline.

Each fund will not invest more than 25% of its total assets in any one industry. Governmental issuers of California tax-exempt securities are not considered part of any "industry." However,
for this purpose    (and for diversification purposes discussed
above)     California tax-exempt securities backed only by the
assets and revenues of    privately owned or operated
facilities     may be deemed to be issued by    such private
owners or operators    .  Thus, the 25% limitation would apply to
these obligations.

It is possible that a fund may invest more than 25% of its assets in a broader segment of the market for California tax-exempt securities, such as revenue obligations of hospitals and other health care facilities, housing revenue obligations, or airport revenue obligations. This would be the case only if Putnam Management determined that the yields available from obligations in a particular segment of the market justified the additional risks associated with such concentration.

Although these obligations could be supported by the credit of governmental issuers or by the credit of nongovernmental issuers engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of such issuers may have a general adverse effect on all California tax-exempt securities in a particular market segment. (Examples of
such developments         include proposed legislation or pending
court decisions affecting the financing of such projects and
market factors affecting the demand for    the     services or
   products of a particular market segment.)

Each fund reserves the right to invest more than 25% of its
assets in industrial development bonds and private activity
securities        .

Portfolio turnover

The length of time a fund has held a particular security is not generally a consideration in investment decisions. A change in
the securities held by    the     fund is known as "portfolio
turnover."  As a result of    each     fund's investment
policies, under certain market conditions its portfolio turnover rates may be higher than that of other mutual funds.

Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction
costs    in connection with     the sale of securities and
reinvestment in other securities. These transactions may result in realization of taxable capital gains. Portfolio turnover rates for the Income Fund are shown in the section "Financial highlights."

Other investment practices

   The funds may also     engage in the following investment
practices,    each of     which may result in taxable income or
capital gains and    involves     certain special risks.  The SAI
contains more detailed information about these practices, including limitations designed to reduce these risks.

Repurchase agreements and forward commitments.     The     fund
may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times.
   The     fund may also purchase securities for future delivery,
which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk if the
other party should default on its obligation and    the     fund
is delayed or prevented from recovering the collateral or completing the transaction.

Insurance

The Money Market Fund, along with four other Putnam money market funds, has purchased insurance, which, among other things, will insure the fund against a decrease in the value of a security held by it due to default or bankruptcy. Most securities and instruments in which the fund invests, other than U.S. government securities, are covered by this insurance. Although the insurance, which is subject to certain conditions, may provide the fund with some protection in the event of a decrease in value of certain of its portfolio securities due to default or bankruptcy, the policy does not insure or guarantee that the fund will maintain a stable net asset value of $1.00 per share.

The maximum amount of total coverage under the policy is $30 million, subject to a deductible in respect of each loss equal to the lesser of $1 million or 0.30% of the fund's net assets. As
of    December 31    , 1997, the fund's net assets totaled
   $31,352,232    .  Each of the funds that has purchased the
insurance has access to the full amount of insurance under the policy, subject to the deductible. Accordingly, depending upon the circumstances, the fund may not be entitled to recover under the policy, even though it has experienced a loss that would otherwise be insurable. The annual cost to the fund of
purchasing the insurance is         0.02% of the fund's average
net assets. This amount is reflected in the expense information shown in the prospectus under the heading "Expenses summary."
The policy may be cancelled under certain conditions and may not be renewed upon its expiration.

Limiting investment risk

Specific investment restrictions help to limit investment risks for the funds' shareholders. These restrictions prohibit a fund
   ,     with respect to 75% of its total assets   , from
acquiring     more than 10% of the voting securities of any one
issuer.*  They also prohibit    each     fund from investing more
than:

(a)    (with     respect to 75% of its    total     assets) 5% of
its total assets in securities of any    one     issuer (other
than         the U.S. government    ,     its agencies or
instrumentalities);*

   (b) 25% of its total assets in any one industry (securities of the U.S. government, its agencies or instrumentalities are not considered to represent any industry);* or

   (c)     15% of its net assets in any combination of securities
that are not readily marketable,         securities restricted as
to resale (excluding         securities         determined by the
Trustees (or the person designated by the Trustees to make such
determinations) to be readily marketable)   ,     and
repurchase agreements maturing in more than seven days.

The Money Market Fund has not invested more than 10% of its net
assets in the types of securities listed in item    (c)     and
has no current intention of doing so.

Restrictions marked with an asterisk (*) above are summaries of fundamental investment policies. See the SAI for the full text of these policies and other fundamental investment policies. Except as otherwise noted, all percentage limitations described in this prospectus and the SAI will apply at the time an investment is made, and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a
result of such investment.      Except for investment policies
designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI
are not fundamental         policies.  The Trustees may change
any non-fundamental investment    policy     without shareholder
approval.  As a matter of policy, the Trustees would not
materially change a fund's investment    objectives     without
shareholder approval.

HOW PERFORMANCE IS SHOWN

Each fund's advertisements may, from time to time, include performance information.

The Income Fund. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of the class on the last day of that period.

For purposes of calculating yield, net investment income is calculated in accordance with SEC regulations and may differ from net investment income as determined for tax purposes. SEC regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner. See "How the funds pursue their objectives -- Investments in premium securities."

Yield is based on the price of the shares, including the maximum initial sales charge in the case of class A and class M shares, but does not reflect the deduction of any contingent deferred sales charge in the case of class B shares. "Tax-equivalent yield" for each class of shares shows the effect on performance of the tax-exempt status of distributions received from the fund. It reflects the approximate yield that a taxable investment must earn for shareholders at stated income levels to produce an after-tax yield equivalent to a class's tax-exempt yield.

"Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Income Fund invested at the maximum public offering price (in the case of class A and class M shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of class B shares). Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charges were used.

The Money Market Fund. "Yield" represents an annualization of the change in value of a shareholder account (excluding any capital changes) for a specific seven-day period. "Effective yield" compounds the Money Market Fund's yield for a year and is, for that reason, greater than the Money Market Fund's yield. "Tax-equivalent yield" shows the effect on performance of the tax-exempt status of distributions received from the Money Market Fund. It reflects the approximate yield that a taxable investment must earn for shareholders at stated income levels to produce an after-tax yield equivalent to the Money Market Fund's tax-exempt yield or tax-exempt effective yield.

   "Total return" for the one-, five- and ten-year periods (or for the life of the fund, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Money Market Fund invested at the public offering price. Total return may also be presented for other periods.

Both funds

All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio
composition, fund operating expenses and    the     class of
shares the investor purchases. Investment performance also often reflects the risks associated with a fund's investment objective and policies. These factors should be considered when comparing a fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes. See the SAI.

HOW THE FUNDS ARE MANAGED

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for each fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages each fund's other affairs and business.

Each fund pays Putnam Management a quarterly fee for these services based on average net assets. See "Expenses summary" and the SAI.

The following officer of Putnam Management has had primary responsibility for the day-to-day management of the Income Fund's portfolio since the year stated below:

                                 Business experience
                     Year        (at least 5 years)
                     ----     -------------------------

William H. Reeves    1986     Employed as an investment
Senior Vice President         professional by Putnam
                              Management since 1986.

Each fund pays all expenses not assumed by Putnam Management,
including Trustees' fees   and     auditing, legal, custodial,
investor servicing and shareholder reporting expenses, and payments under its distribution plans (in the case of the Income Fund, payments are in turn allocated to the relevant class of shares). Each fund also reimburses Putnam Management for the compensation and related expenses of certain fund officers and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of fund securities. In selecting broker-dealers, Putnam Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider sales of fund
shares (and, if permitted by law,    shares     of the other
Putnam funds) as a factor in the selection of broker-dealers.

ORGANIZATION AND HISTORY

The Income Fund and the Money Market Fund are Massachusetts business trusts organized on December 17, 1982 and September 2,
1987, respectively.     A copy of each fund's Agreement and
Declaration     of Trust, which    is     governed by
Massachusetts law,    is     on file with the Secretary of State
of The Commonwealth of Massachusetts. Prior to January 30, 1997, the trust now known as Putnam California Tax Exempt Income Fund was known as Putnam California Tax Exempt Income Trust. Prior to June 1, 1994, Putnam California Tax Exempt Income Trust was known as Putnam California Tax Exempt Income Fund.

The Income Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Income Fund may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

The Money Market Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The fund's shares are not currently divided into series or classes.

For both funds, each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if a fund were liquidated, would receive the net assets of that fund. Each fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although each fund is not required to hold annual meetings of their shareholders, shareholders holding at least 10% of the Income Fund's or the Money Market Fund's outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the relevant Agreement and Declaration of Trust.

Although each fund is offering only its own shares in this prospectus, it is possible that a fund might become liable for any misstatement in the prospectus about another fund. The Trustees of each fund have considered this factor in approving the use of a single prospectus.

If you own fewer shares than the minimum set by the Trustees (presently 20 shares for the Income Fund and 500 shares for the Money Market Fund), a fund may choose to redeem your shares. You will receive at least 30 days' written notice before a fund redeems your shares, and you may purchase additional shares at
any time to avoid a redemption.     The     fund may also redeem
shares if you own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

The funds' Trustees: George Putnam,* Chairman. President of the Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; William F. Pounds, Vice Chairman. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; Jameson Adkins Baxter, President, Baxter Associates, Inc.; Hans H. Estin, Vice Chairman, North American Management Corp.; John A. Hill, Chairman and Managing Director, First Reserve Corporation; Ronald J. Jackson, Former Chairman, President and Chief Executive Officer
of Fisher-Price, Inc.       , Trustee of Salem Hospital and the
Peabody Essex Museum;    Paul L. Joskow,* Professor of Economics
and Management, Massachusetts Institute of Technology, Director, New England Electric System, State Farm Indemnity Company and
Whitehead Institute for Biomedical Research;     Elizabeth T.
Kennan, President Emeritus and Professor, Mount Holyoke College; Lawrence J. Lasser,* Vice President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh &
McLennan Companies, Inc.   ; John H. Mullin, III, Chairman and
CEO of Ridgeway Farm, Director of ACX Technologies, Inc., Alex. Brown Realty, Inc., The Liberty Corporation and The Ryland Group,
Inc.    ; Robert E. Patterson, Executive Vice President and
Director of Acquisitions, Cabot Partners Limited Partnership; Donald S. Perkins,* Director of various corporations, including Cummins Engine Company, Lucent Technologies, Inc., Springs Industries, Inc. and Time Warner Inc.; George Putnam, III,* President, New Generation Research, Inc.; A.J.C. Smith,* Chairman
and Chief Executive Officer, Marsh & McLennan Companies, Inc.   ;
W. Thomas Stephens, President and Chief Executive Officer of MacMillan Bloedel Ltd., Director of Mail-Well Inc., Qwest Communications, The Eagle Picher Trust and New Century
Energies    ; and W. Nicholas Thorndike, Director of various
corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and Eastern Utilities Associates. The Trustees are also Trustees of the other Putnam funds. Those marked with an asterisk (*) are or may be deemed to be "interested persons" of a fund, Putnam Management or Putnam Mutual Funds.

About Your Investment

ALTERNATIVE SALES ARRANGEMENTS

The Income Fund

Class A shares.     If you purchase     class A shares    , you
will generally pay     a sales charge at the time of
purchase   and, as     a result,    will     not    have     to
   pay     any charges when    you redeem the shares.  If you
purchase class A shares     at net asset value    , you may have
to pay     a contingent deferred sales charge ("CDSC")    when
you redeem the shares    .  Certain purchases of class A shares
qualify for reduced sales charges.  Class A shares    pay
lower 12b-1    fees     than class B and class M shares.  See
"How to buy shares -- Class A shares" and "Distribution plans."

Class B shares.     If you purchase class B shares, you will not
pay     an initial sales charge, but    you may have to pay a
CDSC if you redeem the shares within six years    .  Class B
shares also    pay     a higher 12b-1 fee than class A and class
M shares. Class B shares automatically convert into class A shares, based on relative net asset value, approximately eight years after purchase. For more information about the conversion
of class B shares,    including     information about how shares
acquired through reinvestment of distributions are treated
   and     certain circumstances under which    class B shares
may not convert into class A shares, see the SAI    .  Class B
shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, class B shares will have a higher expense ratio and pay lower dividends than class A and class M shares because of the higher 12b-1 fee. See "How to buy shares -- Class B shares" and "Distribution plans."

Class M shares.     If you purchase     class M shares    , you
will generally pay     a sales charge at the time of purchase
that is lower than the sales charge    you would pay for
class A shares.  Certain purchases of class M shares qualify for
reduced sales charges.  Class M shares    pay     12b-1
   fees     that    are     lower than class B shares but higher
than class A shares.     You will not have to pay any charges
when you redeem class M shares, but class M shares will     not
convert into any other class of shares.  See "How to buy shares -
- Class M shares" and "Distribution plans."

Which    class     is best for you?     Which     class of shares
provides    the most     suitable investment for    you
depends on a number of factors, including the amount    you
intend to invest and how long you intend to hold the shares.  If
your intended purchase qualifies     for reduced sales
charges   , you     might consider class A or class M shares.
   If you     prefer not to pay    a     sales charge    at the
time of purchase, you     might consider class B shares.  Orders
for class B shares for $250,000         or more will be treated
as orders for class A shares or declined. For more information about these sales arrangements, consult your investment dealer or
Putnam Investor         Services.  Shares may only be exchanged
for shares of the same class of another Putnam fund. See "How to exchange shares."

HOW TO BUY SHARES

The Income Fund

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50. You can buy fund shares three ways - through most investment dealers, through Putnam Mutual Funds (at 1-800-225-1581), or through a systematic investment plan. If you do not have a dealer, Putnam Mutual Funds can refer you to one.

Buying shares through Putnam Mutual Funds. Complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the completed form and check to Putnam Mutual Funds, which will act as your agent in purchasing shares
       .

Buying shares through systematic investing. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available from your investment dealer or through Putnam Investor Services.

Shares are sold at the public offering price based on the net asset value next determined after Putnam Investor Services receives your order. In most cases, in order to receive that day's public offering price, Putnam Investor Services must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

Class A shares

The public offering price of class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.

                                  Sales charge         Amount of
                               as a percentage of:  sales charge
                               -------------------  reallowed to
                                   Net              dealers as a
Amount of transaction           amount  Offering   percentage of
at offering price ($)         invested     price  offering price
-----------------------------------------------------------------
Under 25,000                      4.99%     4.75%       4.50%
25,000 but under 100,000          4.71                  4.50 4.25
100,000 but under 250,000         3.90      3.75        3.50
250,000 but under 500,000         3.09      3.00        2.75
500,000 but under 1,000,000       2.04      2.00        1.85
-----------------------------------------------------------------

   No     initial sales charge    applies to     purchases of
class A shares of $1 million or more.  However, a CDSC of 1.00%
or 0.50%   is imposed on redemptions of these shares within the
first or second year, respectively, after purchase, unless
the     dealer of record waived its commission with    Putnam
Mutual Funds' approval.

Putnam Mutual Funds pays         dealers of record commissions on
sales of class A shares of $1 million or more based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid
at the rate of 1.00% of the    first     $3 million    of shares
purchased    , 0.50% of the next $47 million and 0.25%
thereafter.

Class B shares

Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below.

Year     1       2        3       4        5       6     7+
-------------------------------------------------------------
Charge  5%      4%       3%      3%       2%      1%     0%

   Putnam Mutual Funds pays a sales commission equal to 4.00% of the amount invested (including a prepaid service fee of 0.20% of the amount invested) to dealers who sell class B shares. These commissions are not paid on exchanges from other Putnam funds or
on sales to investors     exempt from the CDSC.

Class M shares

The public offering price of class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, at its discretion, allocates the entire amount to your investment dealer.


                                 Sales charge        Amount of
                              as a percentage of:  sales charge
                              -------------------  reallowed to
                                 Net               dealers as a
Amount of transaction          amount  Offering    percentage of
at offering price ($)         invested   price    offering price
-----------------------------------------------------------------
Under 50,000                     3.36%    3.25%       3.00%
50,000 but under 100,000         2.30     2.25        2.00
100,000 but under 250,000        1.52     1.50        1.25
250,000 but under 500,000        1.01     1.00        1.00
500,000 and above                NONE     NONE        NONE

        Members of qualified groups may         purchase class M
shares without a sales charge.

General

You may be eligible to buy fund shares at reduced sales charges
   or to sell fund shares without a CDSC    .

Consult your investment dealer or Putnam Mutual Funds for details about Putnam's combined purchase privilege, cumulative quantity
discount, statement of intention, group sales plan,    employer-
sponsored     retirement plans and other plans.  Descriptions are
also included in the order form and in the SAI.

The    Income Fund     may sell class A, class B and class M
shares at net asset value without an initial sales charge or a CDSC to current and retired Trustees (and their families), current and retired employees (and their families) of Putnam Management and affiliates, registered representatives and other
employees (and their families) of broker   -    dealers having
sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a
broker   -    dealer or financial institution with respect to
sales of fund shares), financial institution trust departments investing an aggregate of $1 million or more in Putnam funds,
clients of certain administrators of tax   -    qualified plans,
tax   -    qualified plans when proceeds from repayments of loans
to participants are invested (or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain standards established by Putnam Mutual Funds, and investors meeting certain requirements who sold shares of certain Putnam
closed   -    end funds pursuant to a tender offer by the
closed   -    end fund.

In addition, the fund may sell shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition by the fund of assets of an investment company or personal holding company. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about
purchasing         shares at reduced sales charges.

   In determining whether a CDSC is payable on any redemption, shares not subject to any charge will be redeemed first, followed by shares held longest during the CDSC period. Any CDSC will be based on the lower of the shares' cost and net asset value. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when you redeem a share that has appreciated in value during the CDSC period, a CDSC is assessed on its initial purchase price. Shares acquired by reinvestment of distributions may be redeemed without a CDSC at any time. For information on how sales charges are calculated if you exchange your shares, see "How to exchange shares." Putnam Mutual Funds receives the entire amount of any CDSC you pay. See the SAI for more information about the CDSC.

Shareholders of other Putnam funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, fund shares at net asset value.

If you are considering redeeming         shares or transferring
shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in
redemption         or transfer.  Otherwise, payment may be
delayed until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, certificates will not be issued for your shares unless you request them.

The Money Market Fund

The Money Market Fund continuously offers its shares at a price of $1.00 per share. You can open an account for $1,000 or more and make additional investments at any time for as little as $100. You can buy fund shares three ways -- by mail, by wire, or through most investment dealers. There are no sales charges on the sales of shares although the fund pays certain distribution expenses described below.

Because the fund seeks to be fully invested at all times, investments must be in Same Day Funds to be accepted. Same Day Funds are monies credited to the account of the fund's designated bank by the Federal Reserve Bank of Boston. When payment in Same Day Funds is available to the fund prior to the close of regular trading on the New York Stock Exchange, the fund will accept the order to purchase shares that day.

If you are considering redeeming shares or transferring shares to another person shortly after purchase, you should pay for those shares with wired Same Day Funds or a certified check to avoid any delay in redemption or transfer. Otherwise, the fund may delay payment for shares until the purchase price of those shares has been collected or, if you redeem by check or telephone, until 15 calendar days after the purchase date.

After you make your initial investment in the fund, Putnam Investor Services will establish an Investing Account for you on the fund's records. This account is a complete record of all transactions between you and the fund, which at all times shows the balance of shares you own. The fund will not issue share certificates.

Buying shares by mail. Complete the order form and send it to Putnam Investor Services with your check, Federal Reserve Draft or other negotiable bank draft drawn on a U.S. bank and payable in U.S. dollars to the order of Putnam California Tax Exempt Money Market Fund. If you pay by check or draft, the fund's designated bank will make Same Day Funds available to the fund, and the fund will accept the order on the first business day after receipt of your check or draft. If you pay by Federal Reserve Draft, the fund will accept the order the day it is received provided it is received before the close of regular trading on the New York Stock Exchange.

Buying shares by wire. You may invest in the fund by bank wire transfer of Same Day Funds to the fund's designated bank. For wiring instructions, see the order form.

Any commercial bank can transfer Same Day Funds by wire. Wired funds received by the fund's designated bank by 3:00 p.m. Boston time are normally accepted for investment on the day received. To be sure that a bank wire order is accepted on the same day it is sent, your bank should wire funds as early in the day as possible. Your bank may charge for sending Same Day Funds on your behalf. The fund's designated bank presently does not charge you for receipt of wired Same Day Funds, but reserves the right to charge for this service.

Buying shares through investment dealers. You may, if you wish, purchase shares of the fund through investment dealers, which may charge a fee for their services. Most investment dealers have a sales agreement with Putnam Mutual Funds and will be glad to accept your order. If you do not have a dealer, Putnam Mutual Funds can refer you to one. Investment dealers must follow the instructions in the order form.

Both funds

Putnam Mutual Funds will from time to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.

DISTRIBUTION PLANS

The Income Fund

   The fund has adopted distribution plans to compensate Putnam Mutual Funds for services provided and expenses incurred by it as principal underwriter of fund shares, including the payments to
dealers mentioned below.  The plans provide     for payments by
the fund to Putnam Mutual Funds at    annual rates (expressed as
a percentage of average net assets) of up to 0.35% on class A
shares and 1.00% on class B and class M     shares.  The Trustees
currently limit payments    on class A, class B and class M
shares to 0.20%, 0.85% and 0.50% of average net assets, respectively.

Putnam Mutual Funds    compensates     qualifying dealers
(including, for this purpose, certain financial institutions)
   for sales of     shares and the maintenance of shareholder
accounts.

   Putnam Mutual Funds makes quarterly payments to dealers at the
annual rate of up to 0.15% of     the average net asset value of
class A shares    for shares outstanding as of December 31, 1992
and 0.20% of the average net asset value of class A shares acquired after that date (including shares acquired through
reinvestment of distributions) for which such     dealers are
designated as the dealer of record.     No payments are made
during the first             year after purchase    on     shares
purchased at net asset value by shareholders investing $1 million
or more   unless the shareholder has     made arrangements with
Putnam Mutual Funds and the dealer of record    has     waived
the sales commission.

Putnam Mutual Funds makes         quarterly payments    to
dealers     at the annual    rates     of    0.20% and 0.40%
of    the     average net asset value    of class B and class M
shares, respectively, for which such             dealers are
designated as the dealer of record        except    that     the
first year's service fees    of 0.20% for     class B
shares        are prepaid as described above.

The Money Market Fund

The purpose of the    distribution     plan of the Money Market
Fund is to permit the fund to compensate Putnam Mutual Funds for services provided and expenses incurred by it in promoting the sales of shares of the Money Market Fund, reducing redemptions, or maintaining or improving services provided to shareholders by Putnam Mutual Funds or dealers. The plan provides for payments by the Money Market Fund to Putnam Mutual Funds at the annual rate of up to 0.35% of the Money Market Fund's average net assets. No payments under the plan are currently authorized. Should the Money Market Fund's Trustees decide in the future to approve payments, shareholders will be notified and this prospectus will be revised.

General

Both funds

        Putnam Mutual Funds may suspend or modify    its
payments to dealers.          The payments are also subject to
the continuation of the relevant distribution plan, the terms of service agreements between dealers and Putnam Mutual Funds, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

HOW TO SELL SHARES

The Income Fund

You can sell your shares to the fund any day the New York Stock
Exchange is open, either directly to the fund or through your investment dealer. The fund will only redeem shares for which it has received payment.

Selling shares directly to your fund. Send a signed letter of instruction or stock power form to Putnam Investor Services, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the fund receives your request in proper form less any applicable CDSC. In order to receive that day's net asset value, Putnam Investor Services must receive your request before the close of regular trading on the New York Stock Exchange.

If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Putnam Investor Services and many commercial banks.

If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, a signature guarantee is required. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

Your fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

You may use Putnam's Telephone Redemption Privilege to redeem
shares valued up to $100,000         unless you have notified
Putnam Investor Services of an address change within the
preceding 15 days.  Unless    you indicate     otherwise on the
account application, Putnam Investor Services will be authorized to act upon redemption and transfer instructions received by
telephone from    you    , or any person claiming to act as
   your     representative, who can provide Putnam Investor
Services with    your     account registration and address as it
appears on Putnam Investor Services' records.

Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam
Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam Investor Services.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor Services by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

Selling shares through your investment dealer. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Putnam Investor Services, and may charge you for its services.

The Money Market Fund

You can sell your shares to the fund any day the New York Stock Exchange is open, by check, by telephone, by mail or through your investment dealer. The fund must receive your properly completed application before you may sell shares; certain methods require additional documentation (see below). To enable shareholders to earn daily dividends as long as possible, the fund has arranged the following methods of selling shares:

Selling shares by check. If you would like to use the fund's check-writing service, mark the proper box on the order form and complete the signature card and, if applicable, the resolution. Upon receiving the properly completed order form, signature card, and resolution, the fund will send you checks which may be made payable to the order of any person in the amount of $500 or more. When a check is presented for payment, a sufficient number of full and fractional shares in your account will be redeemed at the day's net asset value to cover the amount of the check. An additional amount of shares will be redeemed to cover any applicable CDSC. Shares to be redeemed by this method may not be represented by share certificates.

Shareholders utilizing fund checks are subject to the bank's rules governing checking accounts. There is currently no charge to shareholders for the use of checks. You should make sure that there are sufficient shares in the account to cover the amount of any check drawn, since the net asset value of shares will fluctuate. If insufficient shares are in the account, the check will be returned and no shares will be redeemed. Because dividends declared on shares held in your account, prior redemptions, and possible changes in net asset value may cause the value of your account to change, it is impossible to determine in advance your account's total value. Accordingly, you should not write a check for the entire value of your account or close your account by writing a check. The check-writing service is not available for tax-qualified retirement plans.

Selling shares by telephone. If you would like to sell fund shares by telephone with proceeds directed to your bank account, please mark the proper box on the order form. You may call toll-free 1-800-225-1581. On the following business day, the amounts withdrawn from your account will either be mailed by check or wired in Same Day Funds to the bank account designated on your application. (To wire proceeds, the amount must be $1,000 or more and the designated bank must be a commercial bank within the United States.) You may change a designated bank account by sending a written request to Putnam Investor Services with your signature guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about how to obtain a signature guarantee.

You may also use Putnam's Telephone Redemption Privilege to
redeem shares valued up to $100,000         unless you have
notified Putnam Investor Services of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, Putnam Investor Services will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Putnam Investor Services with his or her account registration and address as it appears on Putnam Investor Services' records. Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam Investor Services. During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor Services by telephone in which case you may wish to submit a written redemption request, as described below, or contact your investment dealer. The Telephone Redemption Privilege may be modified or terminated without notice.

Selling shares by mail. You may also sell shares of the fund by sending a written withdrawal request to: Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203. If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee.

Putnam Investor Services may require additional documentation from shareholders which are corporations, partnerships, agents, fiduciaries or surviving joint owners. Corporations, partnerships, agents, trusts and fiduciary accounts must submit a completed resolution in proper form before selling shares by telephone or check. Resolution forms are available from Putnam Investor Services. If you are currently a shareholder and did not request the check writing service or telephone redemption privilege on your initial order form, you must first complete and return an authorization form, available from Putnam Investor Services. A shareholder may revoke authorization for the check writing service or telephone redemption by written notice at any time, effective when Putnam Investor Services receives such notice.

The fund reserves the right to terminate or modify the terms of the check writing service or telephone redemption privilege, or to charge shareholders for the use of these services at any time.

Your fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend repurchases, or postpone payment for more than seven days, as permitted by federal securities law.

HOW TO EXCHANGE SHARES

   Shareholder     of the Money Market Fund who received their
shares in exchange for shares of another Putnam fund with a sales charge, and shareholders of the Income Fund, can exchange their
shares for shares of    the same class of certain     other
Putnam funds at net asset value        .  Other shareholders of
the Money Market Fund may need to pay a sales charge, which varies depending on the fund in which they exchange and the amount exchanged. Shareholders of the Money Market Fund exchanging into funds with more than one class of shares may exchange their shares only for class A shares of the other fund. Shareholders of the Income Fund may exchange their shares only
for shares of the same class.         However, when you redeem
the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

To exchange your shares, simply complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Putnam Investor Services' procedures for telephonic transactions are described above under "How to sell shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment dealer or Putnam Investor Services for prospectuses of other Putnam funds. Shares of certain Putnam funds are not available to residents of all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees believe doing so would be in the best interests of your fund,
   the     fund reserves the right to revise or terminate the
exchange privilege, limit the amount or number of exchanges or reject any exchange. Consult Putnam Investor Services before requesting an exchange. See the SAI to find out more about the exchange privilege.


HOW A FUND VALUES ITS SHARES

        The Money Market Fund calculates the net asset value of a share, and the Income Fund calculates the net asset value of a share of each class, by dividing the total value of assets attributable to the fund or class, less liabilities attributable to the fund or class, by the number of shares of such fund or class outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open.

The Income Fund. California tax-exempt securities are valued on the basis of valuations provided by a pricing service approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.



Non-tax-exempt securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

   The fund believes that reliable market quotations are generally not readily available for purposes of valuing its portfolio securities. As a result, it is likely that most of the valuations provided by a pricing service will be based upon fair value determined on the basis of the factors listed above.

The Money Market Fund. The Money Market Fund values its portfolio investments at amortized cost according to Rule 2a-7 of the 1940 Act. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

HOW EACH FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX
INFORMATION

The Income Fund.  The fund declares all of its net
   investment     income as a distribution on each day it is open
for business.  Net    investment     income consists of interest
accrued on portfolio investments of the fund, less accrued expenses, computed in each case since the most recent determination of net asset value. Normally, the fund pays
distributions of net    investment     income monthly.  The fund
will distribute at least annually all net realized capital gains, if any, after applying any available capital loss carryovers. Distributions paid by the fund with respect to class A shares will generally be greater than those paid with respect to class B and class M shares because expenses attributable to class B and class M shares will generally be higher.

You begin earning distributions on the business day Putnam Mutual
Funds receives payment for your shares. It is your responsibility to see that your dealer forwards payment promptly.

The Money Market Fund. The fund determines its net income once each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. Each determination of the
fund's net income includes (i) all accrued    investment
interest on portfolio investments of the fund, (ii) plus or minus all realized and unrealized gains and losses on the fund's investments, (iii) less all accrued expenses of the fund. (The fund will not have unrealized gains or losses so long as it values its investments by the amortized cost method.) All of the net income of the fund is declared each day that the fund is open for business as a dividend to shareholders of record at the time of each declaration. Shareholders begin earning dividends on the day after the fund accepts their orders. Normally the fund's dividends will be paid monthly. Since the net income of the fund is declared as a dividend each time it is determined, the net asset value per share of the fund remains at $1.00 immediately after each determination and dividend declaration.

You can choose from these distribution options:

- (Both funds) Reinvest all distributions in additional shares of your fund without a sales charge;

- (Income Fund only) Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or

-  (Both funds) Receive all distributions in cash.

You can change your distribution option by notifying Putnam Investor Services in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs.

If a check representing    the     fund distribution is not
cashed within a specified period, Putnam Investor Services will notify you that you have the option of requesting another check or reinvesting the distribution in the fund or in another Putnam fund. If Putnam Investor Services does not receive your election, the distribution will be reinvested in the fund.
Similarly, if correspondence sent by    the     fund or Putnam
Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in that fund or in another Putnam fund.

Each fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each fund will distribute substantially all of its ordinary income and capital gain net income on a current basis.

Fund distributions designated as "exempt-interest dividends" are not generally subject to federal income tax. In addition, to the extent that distributions are derived from interest on California tax-exempt securities, such distributions will be exempt from California personal income tax (but not from California franchise and corporate income tax). However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in
   the     fund may have on the federal taxation of your
benefits. California does not tax any portion of social security or railroad retirement benefits. In addition, an investment in
   the     fund may result in liability for federal alternative
minimum tax, both for individual and corporate shareholders.

The Income Fund may at times purchase California tax-exempt securities at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax and California personal income tax purposes, some or all of this market discount will be included in the fund's ordinary income and will be taxable to you as such when it is distributed to you.

All distributions other than exempt-interest dividends will be
taxable to you as ordinary income   to the extent derived from a
fund's investment income and net short-term gains (that is, net gains from securities held for not more than a year). Distributions designated by a fund as deriving from net gains on securities held for more than one year but not more than 18 months and from net gains on securities held for more than 18
months will be taxable to you     as such, regardless of how long
you have held your shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

For California personal income tax purposes, distributions derived from sources other than interest on (i) California tax-exempt securities and (ii) obligations of the United States (or other obligations) which pay interest exempt from California personal income taxation under the Constitution or laws of the United States will be taxable as ordinary income or as long-term capital gain, whether paid in cash or reinvested in additional shares.

Early in each    calendar     year Putnam Investor Services will
notify you of the amount and tax status of distributions paid to you for the preceding year.

The foregoing is a summary of certain federal and California income tax consequences of investing in a fund. You should consult your tax adviser to determine the precise effect of an investment in a fund on your particular tax situation (including possible liability for federal alternative minimum tax and state and local taxes).

About Putnam Investments, Inc.

Putnam Management has been managing mutual funds since 1937. Putnam Mutual Funds is the principal underwriter of the funds and of other Putnam funds. Putnam Fiduciary Trust Company is the custodian of the funds. Putnam Investor Services, a division of Putnam Fiduciary Trust Company, is the investor servicing and transfer agent for the funds.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

Appendix

SECURITIES RATINGS

The following rating services describe rated securities as follows:

Moody's Investors Service, Inc.

Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



Notes

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial paper

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

-- Leading market positions in well established industries.
-- High rates of return on funds employed.
-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
-- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's

Bonds

AAA -- Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C -- Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

B -- Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

Notes

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus sign (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

Commercial paper

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


Duff & Phelps Corporation

Long-Term Debt

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate.
However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

Fitch Investors Service, Inc.:

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate.
Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.

        Make the most of your Putnam privileges

As a Putnam mutual fund shareholder, you have access to a number of services that can help you build a more effective and flexible financial program. Here are some of the ways you can use these privileges to make the most of your Putnam mutual fund investment.

SYSTEMATIC INVESTMENT PLAN

Invest as much as you wish ($25 or more) on any business day of
the month except for the 29th, 30th, or 31st.  The amount    you
choose     will be automatically transferred    each month
from your checking or savings account.

SYSTEMATIC WITHDRAWAL

Make regular withdrawals of $50 or more monthly, quarterly, or
semiannually from    your Putnam mutual fund     account valued
at $10,000 or more. Your automatic withdrawal may be made on any business day of the month except for the 29th, 30th, or 31st.

SYSTEMATIC EXCHANGE

Transfer assets automatically from one Putnam account to another on a regular, prearranged basis. There is no additional charge for this service.

FREE EXCHANGE PRIVILEGE

Exchange money between Putnam funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000 and shares of all Putnam funds may not be available to all investors.

DIVIDENDS PLUS

Diversify your portfolio by investing dividends and other distributions from one Putnam fund automatically into another at net asset value.

STATEMENT OF INTENTION

To reduce a front-end sales charge, you may agree to invest a minimum dollar amount over 13 months. Depending on your fund, the minimum is $25,000, $50,000, or $100,000. Whenever you make an investment under this arrangement, you or your investment
advisor should notify Putnam    Mutual Funds     that a Statement
of Intention is in effect.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange (into the fund) and systematic withdrawal or exchange (out of the fund). These privileges are subject to change or termination.

For more information about any of these services and privileges, call your investment advisor or a Putnam customer service
representative toll         free at 1-800-225-1581.

        PUTNAM CALIFORNIA TAX EXEMPT INCOME FUND
PUTNAM CALIFORNIA TAX EXEMPT MONEY MARKET FUND

One Post Office Square
Boston, MA 02109

FUND INFORMATION:
INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

INVESTOR SERVICING AGENT

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

CUSTODIAN

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA  02109

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA  02110

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
160 Federal Street
Boston, MA  02110


   PUTNAMINVESTMENTS
                  P.O. Box 989
               Boston, Massachusetts    02103
               Toll-free 1-800-225-1581

                 www.putnaminv.com

              PUTNAM CALIFORNIA TAX EXEMPT INCOME FUND
              PUTNAM CALIFORNIA TAX EXEMPT MONEY MARKET FUND

                                 FORM N-1A
                                  PART B
                STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                          January 30,

   1998

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of Putnam California Tax Exempt Income Fund (the "Income Fund") and Putnam California Tax Exempt Money Market Fund (the "Money Market
Fund") dated January 30,    1998    , as revised from time to
time. This SAI contains information which may be useful to investors but which is not included in the prospectus. The Income Fund and the Money Market Fund are referred to in this SAI as the "funds." If a fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about the funds.
Part II includes information about the funds and the other Putnam funds.

                             Table of Contents
Part I Page

CALIFORNIA TAX-EXEMPT SECURITIES . . . . . . . . . . . . . . . .
 . . . .I-3

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . .
 . . . .I-6

CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . .
 . . . .I-8

AMORTIZED COST VALUATION AND DAILY DIVIDENDS (THE MONEY MARKET
         FUND) . . . . . . . . . . . . . . . . . . . . . . . .
 .I-   15

INVESTMENT PERFORMANCE
         . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . I-16

ADDITIONAL OFFICERS. . . . . . . . . . . . . . . . . . . . . .
 .I-   20

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . . . . . .
 .I-   21

Part II

MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . .
 . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . .
II-   30

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . .
II-   36

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . .
II-   46

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . .
II-   47

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . .
II-   59

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . .
II-   61

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . .
II-   66

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . .
II-   67

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . .
II-   67

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . .
II-   67

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . .
II-   69

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . .
II-   73

                                    SAI
                                  PART I

CALIFORNIA TAX-EXEMPT SECURITIES

General description. As used in the prospectus and in this SAI, the term "California tax-exempt securities" includes debt obligations issued by California, its political subdivisions (for example, counties, cities, towns, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and California personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Other public purposes for which California tax-exempt securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

Short-term California tax-exempt securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be issued by public authorities to finance such projects as
privately operated housing facilities    ;     certain local
facilities for    supplying     water        , gas   or
electricity   ;     sewage or solid waste disposal   ;
student loans   ; or     public or private institutions for the
construction of         educational, hospital    ,     housing
   and other     facilities.  Such obligations are included
within the term California tax-exempt securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and California personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or
commercial facilities, may    also     constitute California tax-
exempt securities, although the current federal tax laws place substantial limitations on the size of such issues.

Participation interests. The Money Market Fund may invest in California tax-exempt securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on California tax-exempt securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related California tax-exempt securities will be exempt from federal income tax to the same extent as interest on such securities.
The Money Market Fund may also invest in California tax-exempt securities by purchasing from banks participation interests in all or part of specific holdings of California tax-exempt securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Money Market Fund in connection with the arrangement. The Money Market Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on California tax-exempt securities in which it holds such participation interests is exempt from federal income tax. The Money Market Fund does not expect to invest more than 5% of its assets in participation interests.

Stand-by commitments. When a fund purchases California tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those California tax-exempt securities. A stand-by commitment may be considered a security independent of the California tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying California tax-exempt security to a third party at any time. Each fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. The funds do not expect to assign any value to stand-by commitments.

Yields. The yields on California tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the California tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of
   nationally recognized securities rating agencies     represent
their opinions as to the    credit     quality of the California
tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, California tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement
of interest rates   and may be     due to such factors as changes
in the overall demand or supply of various types of California tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by a fund, an issue of California tax-exempt securities or other investments may cease to be rated or its rating may be reduced below the minimum rating required for purchase by such fund. Neither event will require the elimination of an investment from the fund's portfolio, but Putnam Management will consider such an event in its determination of whether the fund should continue to hold an investment in its portfolio.

"Moral obligation" bonds. The funds do not currently intend to invest in so-called "moral obligation" bonds, where repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by such fund.

Additional risks. Securities in which the funds may invest, including California tax-exempt securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the
possibility that   ,     as a result of litigation or other
conditions   ,     the power, ability or willingness of issuers
to meet their obligations for the payment of interest and principal on their California tax-exempt securities may be materially affected.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially for industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of California tax-exempt securities. Further proposals limiting the issuance of tax-exempt bonds may well be introduced in the future. If it appeared that the availability of California tax-exempt securities for investment by a fund and the value of that fund's portfolio could be materially affected by such changes in law, the Trustees of the fund would reevaluate its investment objectives and policies and consider changes in the structure of the fund or its dissolution.

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of its outstanding voting securities, a fund may not and will not:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4)(a) (California Tax Exempt Income Fund) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

(4)(b) (California Tax Exempt Money Market Fund) Purchase or sell commodities or commodity contracts except financial futures contracts and related options.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

(6) With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

(7) Purchase securities (other than securities of the U.S.
government, its agencies or instrumentalities   )     or tax-
exempt securities, except tax-exempt securities backed only by the assets and revenues of nongovernmental issuers, if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(8) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.

Although certain of the funds' fundamental investment restrictions permit the funds to borrow money to a limited extent, neither fund currently intends to do so and neither fund did do so last year.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of such fund or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

It is contrary to a fund's present policy, which may be changed without shareholder approval, to:

Invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

                          -----------------------

All percentage limitations on investments (other than pursuant to the non-fundamental restriction above) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

CHARGES AND EXPENSES

Management fees

Each fund pays a quarterly fee to Putnam Management based on the average net assets of that fund, as determined at the close of each business day during the quarter, at the following rates (expressed as a percentage of each fund's average net assets):

Fund name          Contract date  Rates

Income Fund       1/20/97       0.60% of the first $500 million
                                0.50% of the next $500 million
                                0.45% of the next $500 million
                                0.40% of the next $5 billion
                                0.375% of the next $5 billion
                                0.355% of the next $5 billion
                                0.34% of the next $5 billion
                                0.33% of any excess thereafter

Money Market Fund 1/20/97       0.45% of the first $500 million
                                0.35% of the next $500 million
                                0.30% of the next $500 million
                                0.25% of the next $5 billion
                                0.225% of the next $5 billion
                                0.205% of the next $5 billion
                                0.19% of the next $5 billion
                                0.18% of any excess thereafter

Prior to January 20, 1997, pursuant to management contracts then in effect, the management fees payable to Putnam Management were paid at the following rates:

Fund name          Contract date  Rates

Income Fund        7/11/91      0.60% of the first $500 million
                                0.50% of the next $500 million
                                0.45% of the next $500 million
                                0.40% of any amount over $1.5
                                billion

Money Market Fund  7/9/92       0.45% of the first $500 million
                                0.35% of the next $500 million
                                0.30% of the next $500 million
                                0.25% of any amount over $1.5
                                billion

For the past three fiscal years, pursuant to the management contracts then in effect, each fund incurred the following fees:

                   Fiscal         Management
                   year           fee paid
                   ------         ----------
Income Fund           1997        $16,441,116
                   1996           $16,367,611
                   1995           $15,817,546


Money Market Fund     1997        $177,716
                   1996           $155,509
                   1995           $214,060


Brokerage commissions

It is anticipated that most purchases and sales of portfolio investments for the funds will be with the issuer or with major dealers acting as principal. Accordingly, it is not anticipated that either fund will pay significant brokerage commissions. The following table shows brokerage commissions paid by the Income Fund during the fiscal periods indicated. During fiscal
1995    ,     1996    and 1997    , the Money Market Fund paid no
brokerage commissions.

                   Fiscal         Brokerage
                   year           commissions
                   ------         ------------
Income Fund           1997        $100,581
                   1996           $339,534
                   1995           $226,174

The following table shows transactions placed by the Income Fund with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services received by Putnam Management and its affiliates.

                   Dollar
                   value          Percent of
                   of these       total             Amount of
                   transactions   transactions    commissions
                   ------------   ------------    -----------
Income Fund           $0            0.00%              $0

Administrative expense reimbursement

The funds reimbursed Putnam Management         for administrative
services during fiscal    1997,     including
compensation of certain officers of the funds and contributions to the Putnam Investments, Inc. Profit Sharing Retirement Plan
for their benefit   , as benefits    :

                                            Portion of total
                                           reimbursement for
                                              compensation
                           Total                   and
                       reimbursement          contributions
                       -------------        ----------------
Income Fund                 $34,575            $30,484
Money Market Fund           $ 3,833            $ 3,379

Trustee fees

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The
following    tables show     the year each Trustee was first
elected a Trustee of the Putnam funds, the fees paid to each
Trustee by each fund for fiscal    1997     and the fees paid to
each Trustee by all of the Putnam funds during calendar
   1997:COMPENSATION TABLE
California Tax Exempt Income Fund

                                             Pension or
Estimated          Total
                          Aggregate          retirement
annual benefits   compensation
                       compensation    benefits accrued
from all       from all
                           from the          as part of
Putnam funds         Putnam
Trustees/Year               fund(1)       fund expenses     upon
retirement       funds(2)

Jameson A. Baxter/1994(3)    $3,298              $1,108
 $87,500       $176,000
Hans H. Estin/1972            3,263              $3,608
  87,500        175,000
John A. Hill/1985(3)          3,281              $1,349
  87,500        175,000
Ronald J. Jackson/1996(3)     3,298              $  189
  87,500        176,000
Paul L. Joskow/1997 (6)        ---                ---
  87,500     25,000
Elizabeth T. Kennan/1992      3,266              $2,336
  87,500    174,000
Lawrence J. Lasser/1992       3,236              $1,752
  87,500        172,000
John H. Mullin, III/1997(6)    ---                 ---
        87,500         25,500
Robert E. Patterson/1984      3,298              $1,081
  87,500    176,000
Donald S. Perkins/1982        3,298              $3,925
  87,500    176,000
   William F. Pounds/1971(4)  3,987              $3,702
  98,000    201,000
   George Putnam/1957         3,283              $4,140
  87,500    175,000
George Putnam, III/1984       3,267              $  711
  87,500    174,000
   A.J.C. Smith/1986          3,201              $2,415
  87,500        170,000
W. Thomas Stephens/1997(3)(5)   228               ---
  87,500     53,000
W. Nicholas Thorndike/1992    3,298              $3,356
  87,500    176,000

(1) Includes an annual retainer and an attendance fee for each meeting attended.
(2)    As of December 31, 1997, there were 101             funds
in the Putnam family.
   (3)     Includes compensation deferred
pursuant to a Trustee Compensation Deferral Plan.   The
total amount of deferred compensation payable by the Income
Fund to    Ms. Baxter,     Mr. Hill    ,     Mr.
Jackson   , and Mr. Stephens     as of September 30,
   1997 were $2,525, $12,501, $5,668, and $198
respectively, including income earned on such amounts.
   (4)     Includes additional compensation for
service as Vice Chairman of the Putnam funds.
   (5) Elected as a Trustee in September, 1997.
(6) Elected as a Trustee in November, 1997.
[/TABLE]
COMPENSATION TABLE
California Tax Exempt Money Market Fund

                                             Pension or
Estimated          Total
                          Aggregate          retirement
annual benefits   compensation
                       compensation    benefits accrued
from all       from all
                           from the          as part of
Putnam funds         Putnam
Trustees/Year               fund(1)       fund expenses     upon
retirement       funds(2)

Jameson A. Baxter/1994      $244            $ 86
$87,500                 $176,000(3)
Hans H. Estin/1972           242            $290
87,500            175,000
John A. Hill/1985            243            $108
87,500         175,000(3)
Ronald J. Jackson/1996(4)    244            $ 12
87,500         176,000(3)
Paul L. Joskow/ 1997(7)       ---            ---
87,500             25,000
Elizabeth T. Kennan/1992     242            $191
87,500            174,000
Lawrence J. Lasser/1992      240            $143
87,500            172,000
John H. Mullin, III/1997(7)                  ---
---                       87,500   25,500
Robert E. Patterson/1984     244            $ 87
87,500            176,000
Donald S. Perkins/1982       244            $315
87,500            176,000
William F. Pounds/1971(5)    250            $294
98,000            201,000
George Putnam/1957           243            $332
87,500            175,000
George Putnam, III/1984      242            $ 57
87,500            174,000
A.J.C. Smith/1986            238            $194
87,500            170,000
W. Thomas Stephens/1997(3)(6)  16            ---
87,500             53,000
W. Nicholas Thorndike/1992   244            $274
87,500            176,000

(1) Includes an annual retainer and an attendance fee for each meeting attended.
(2) As of December 31, 1997, there were 101 funds in the Putnam family.
(3) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.
(4) Includes additional compensation for service as Vice Chairman of the Putnam funds.
(5) Elected as a Trustee in September, 1997.
(6) Elected as a Trustee in November, 1997.
[/TABLE]
            Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit is also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of
(i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees that are not "interested persons" of the fund, as defined in the Investment Company Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to
which a current Trustee would have been entitled         had he
or she retired immediately prior to such termination or amendment.

For additional information concerning the Trustees, see
"Management" in Part II of this SAI.

Share ownership

At December 31,    1997    , the officers and Trustees of each
fund as a group owned less than 1% of the outstanding shares of
   each class of the     fund, (or, in the case of the Income
Fund, any class of that fund), and, except as noted below, to the knowledge of each fund no person owned of record or beneficially 5% or more of the shares (or in the case of the Income Fund, any class) of that fund.

                            Shareholder name          Percentage
Fund name      Class           and address               owned

Income Fund      A     Merrill    , Lynch, Pierce        9.90%
                           Fenner & Smith
                              165 Broadway
                             1 Liberty Plaza
                     New York, NY  10006   -1404

Income Fund      B   Merrill   ,     Lynch    Pierce     8.40%
       Fenner & Smith
       165 Broadway
       1 Liberty Plaza
       New York, NY  10006   -1404

Distribution fees

During fiscal    1997    , the Income Fund paid the following
12b-1 fees to Putnam Mutual Funds:

Class AClass B    Class M

   $6,231,560   $4,611,489        $64,935

Class A sales charges and contingent deferred sales charges
Putnam Mutual Funds received sales charges with respect to class
A shares of the Income Fund in the following amounts during the periods indicated:

                                  Sales charges
                               retained by Putnam  Contingent
              Total               Mutual Funds      deferred
              front-end               after           sales
              sales charges    dealer concessions    charges

Fiscal year

     1997     $3,969,376            $276,816       $23,970
  1996        $5,303,919            $376,757         $32,314
  1995        $4,813,579            $342,059         $91,127

Class B contingent deferred sales charges

Putnam Mutual Funds received contingent deferred sales charges upon redemptions of class B shares of the Income Fund in the following amounts during the periods indicated:

               Contingent deferred
                  sales charges

Fiscal year

     1997        $1,183,010
  1996             $1,032,965
  1995         $  984,761

Class M sales charges

Putnam Mutual Funds received sales charges with respect to class
M shares of the Income Fund in the following amount during the periods indicated:

                                           Sales charges
                                        retained by Putnam
                                           Mutual Funds
                           Total              after
                       sales charges    dealer concessions

Fiscal year

     1997                 $37,890           $3,965
  1996                    $53,902             $5,189
  1995                    $22,103             $1,781

Investor servicing and custody fees and expenses

During the    1997     fiscal year, each fund incurred the
following fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company:

Income Fund        $2,578,897
Money Market Fund   $   75,772

AMORTIZED COST VALUATION AND DAILY DIVIDENDS (THE MONEY MARKET
FUND)

The valuation of the Money Market Fund's portfolio instruments at amortized cost is permitted in accordance with Securities and Exchange Commission Rule 2a-7 and certain procedures adopted by the Trustees. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price the Money Market Fund would receive if the instruments were sold. Consequently, in the absence of circumstances described below, changes in the market value of portfolio instruments during periods of rising or falling interest rates will not be reflected either in the computation of net asset value of the Money Market Fund's portfolio or in the daily computation of net income. Under procedures adopted by the Trustees, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest in securities determined to be of high quality with minimal credit risks. The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund's price per share as computed for the purpose of distribution, redemption and repurchase at $1.00. Such procedures will include review of the Money Market Fund's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Money Market Fund's net asset value calculated by using readily available market quotations deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation exists, they will take such corrective action as they regard as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redemption of shares in kind; or establishing a net asset value per share by using readily available market quotations.

Since the net income of the Money Market Fund is declared as a dividend each time it is determined, the net asset value per share of the Money Market Fund remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Money Market Fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of the Money Market Fund in the shareholder's account on the fifth day of the next month (or, if that day is not a business day, on the next business day). It is expected that the Money Market Fund's net income will be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of the Money Market Fund determined at any time is a negative amount, the Money Market Fund will offset such amount allocable to each shareholder's account from dividends accrued during the month with respect to such account. If at the time of payment of a dividend (either at the regular monthly dividend payment date, or, in the case of a shareholder who is withdrawing all or substantially all of the shares in an account, at the time of withdrawal), such negative amount exceeds a shareholder's accrued dividends, the Money Market Fund will reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the Money Market Fund that number of full and fractional shares which represent the amount of the excess.
Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in the Money Market Fund.

INVESTMENT PERFORMANCE

Standard performance measures
(for periods ended    9/30/97)

Income Fund
                  Class A       Class B     Class M
Inception date:   4/29/83       1/4/93      2/14/95

   Average annual
total return

1 year               3.57%            3.02%         4.92%
5 years              5.94%            5.86%         5.88%
10 years             8.33%            7.99%         8.04%


Yield

30-day
Yield                4.66%            4.24%         4.43%

Tax-equivalent
yield*               8.51%            7.74%         8.09%

Money Market Fund   **

Inception date:   10/26/87

   Average annual
total return

1 year               2.87%
5 years              2.45%
Life of fund         3.45%

Yield

30-day yield       2.96%

7-day
Yield              3.16%

Tax-equivalent
yield (7-day)      5.77%

Tax-equivalent
yield* (30-day)    5.40%

* Assumes the maximum combined 45.22% federal and state tax rate.
Results for investors subject to lower tax rates would not be as advantageous.

   ** Yield more closely reflect the current earnings of the Money Market Fund than total return.

Returns             for class A and class M shares of the Income
Fund reflect the deduction of the    current     maximum
   initial     sales    charges     of 4.75% and 3.25%,
respectively.

   Returns     for class B shares of the Income Fund
   reflect     the deduction of the applicable    CDSC which is
5.0% in the first year, declining to 1% in the sixth year, and is eliminated thereafter.


Returns shown for class B and class M shares of the Income Fund for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and the higher operating expenses applicable to such shares.

Returns shown for class A shares of the Income Fund have not been adjusted to reflect payments under the class A distribution plan prior to its implementation.

All returns assume reinvestment of distributions at net asset value and represent past performance; they do not guarantee future results.
Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

See "Standard Performance     measures" in Part II of this SAI
for information on how performance is calculated.

EQUIVALENT YIELDS: TAX-EXEMPT VERSUS TAXABLE SECURITIES

The table below shows the effect of the tax status of California tax-exempt securities on the effective yield received by their individual holders under the federal income tax and California
personal income tax laws currently in effect for    1997    .  It
gives the approximate yield a taxable security must earn at various income levels to produce after-tax yields equivalent to those of California tax-exempt securities yielding 4.0%, 6.0% and 8.0%.
-----------------------------------------------------------------
-----
                                    Combined
             Taxable Income*       California   Tax-exempt yield
         ------------------------      and     ------------------
                                     federal
       Joint***        Single***     rate**   4%        6%
8%
-----------------------------------------------------------------
-----
                                            Equivalent taxable
yield
-----------------------------------------------------------------
-----
                  0 -    10,032    0 -    5,016     15.85%
4.75%       7.13%   9.51%
                    10,033 - 23,7765,017 - 11,888
16.70%       4.80%   7.20%    9.60%
                    23,777 - 37,52211,889 - 18,761
18.40%       4.90%   7.35%    9.80%
                    37,523 - 41,20018,762 - 24,650
20.10%       5.01%   7.51%   10.01%
                    41,201 - 52,09024,651 - 26,045
32.32%       5.91%   8.87%   11.82%
                    52,091 - 65,83226,046 - 32,916
33.76%       6.04%   9.06%   12.08%
                    65,833 - 99,60032,917 - 59,750
34.70%       6.13%   9.19%   12.25%
                    99,601 -151,75059,751 - 124,650
37.42%       6.39%   9.59%   12.78%
                   151,751 -271,050124,651 - 271,050
41.95%       6.89%  10.34%   13.78%
                over    271,050    over    271,050
45.22%       7.30%  10.95%   14.60%
-----------------------------------------------------------------
-----

* This amount represents taxable income as defined in the Internal Revenue Code of 1986, as amended (the "Code"). It assumed that taxable income as defined in the Code is the same as under the California Revenue and Taxation Code; however, California taxable income may differ due to differences in exemptions, itemized deductions, and other
     items.
**   For federal    and California personal income     tax
     purposes, these combined rates reflect the marginal rates on
     taxable income    in effect for 1997.  The brackets for
     1998     may change due to the indexing provisions of
   federal and California law    .
     (These combined rates include the effect of deducting state income taxes on your federal return.)
***   The amount of taxable income in certain brackets may be
     affected by the phase-out of personal exemptions and the limitation on itemized deductions based upon adjusted gross income under the Code, and under the California Revenue and Taxation Code.

Of course, there is no assurance that the funds will achieve any specific tax-exempt yield. While it is expected that the funds will invest principally in obligations which pay interest exempt from federal income tax and California personal income tax, other income received by the funds may be taxable. The table does not take into account any state or local taxes payable on fund distributions except for California personal income tax.

ADDITIONAL OFFICERS

In addition to the persons listed as Income Fund or Money Market Fund officers in Part II of this SAI, each of the following persons is also a Vice President of each fund and certain of the other Putnam funds, the total number of which is noted parenthetically. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam
Investments, Inc. Gary N. Coburn    (51) (61     funds), Senior
Managing Director of Putnam Management.

   William J. Curtin (37) (61     funds), Managing Director of
Putnam Management.  Prior to August, 1996, Mr Curtin was Managing
Director of Lehman Brothers.

   Jerome J. Jacobs (39) (24     funds), Managing Director of
Putnam Management.     Prior to October, 1996, Mr. Jacobs was
Principal at The Vanguard Group.

William H. Reeves    (54) (3     funds), Senior Vice President of
Putnam Management.

   Brian Torpey (31) (3 funds), Assistant Vice President of Putnam Management. Employed as an investment professional with Putnam Management since September, 1996. Prior to September, 1996, Mr. Torpey was a Municipal Market Analyst and Product Manager at Municipal Market Data, Inc.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

Price Waterhouse LLP, 160 Federal Street, Boston, MA 02110, are each fund's independent accountants, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Reports
of    independent accountants    , financial highlights and
financial statements included in the funds' Annual Reports for
the fiscal year ended September 30,    1997    , each filed
electronically on December    1, 1997     (File No. 811-3630 for
the Income Fund   )     and    December 5, 1997 (    File No.
811-5333 for the Money Market Fund), are incorporated by reference into this SAI. The financial highlights included in the prospectus are incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and
incorporated in reliance upon the    Report     of the
independent accountants, given on their authority as experts in auditing and accounting.

                             TABLE OF CONTENTS


MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . . . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-30

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-36

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . .II-46

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-47

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . . . . . .II-60

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-61

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . . . . . .II-66

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . .II-67

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . .II-67

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . . . . . .II-67

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . . . . .II-69

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-73

                             THE PUTNAM FUNDS
                STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                                  PART II

The following information applies generally to your fund and to the other Putnam funds. In certain cases the discussion applies to some but not all of the funds or their shareholders, and you should refer to your prospectus to determine whether the matter is applicable to you or your fund. You will also be referred to
Part I for certain information applicable to your particular fund. Shareholders who purchase shares at net asset value through employer-sponsored defined contribution plans should also consult their employer for information about the extent to which the matters described below apply to them.

MISCELLANEOUS INVESTMENT PRACTICES

YOUR FUND'S PROSPECTUS STATES WHICH OF THE FOLLOWING INVESTMENT
PRACTICES ARE AVAILABLE TO YOUR FUND.  THE FACT THAT YOUR FUND IS
AUTHORIZED TO ENGAGE IN A PARTICULAR PRACTICE DOES NOT
NECESSARILY MEAN THAT IT WILL ACTUALLY DO SO.  YOU SHOULD
DISREGARD ANY PRACTICE DESCRIBED BELOW WHICH IS NOT MENTIONED IN
THE PROSPECTUS.

SHORT-TERM TRADING

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. In deciding whether to sell a portfolio security, Putnam Management does not consider how long the fund has owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Convertible Securities. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security.

The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

LOWER-RATED SECURITIES

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"), to the extent described in the prospectus. The lower ratings of certain securities held by the fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See the prospectus or Part I of this SAI for a description of security ratings.

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's assets. Conversely, during periods of rising interest rates, the value of the fund's assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely
affect the values of lower-rated securities.   Changes by
recognized rating services in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in securities of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default of such securities, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

Certain securities held by the fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

If the fund's prospectus describes so-called "zero-coupon" bonds and "payment-in-kind" bonds as possible investments, the fund may invest without limit in such bonds unless otherwise specified in the prospectus. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate investments in order to satisfy its dividend requirements.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories. This may be particularly true with respect to tax-exempt securities, as the amount of information about the financial condition of an issuer of tax-exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded.

INVESTMENTS IN MISCELLANEOUS FIXED-INCOME SECURITIES

Unless otherwise specified in the prospectus or elsewhere in this SAI, if the fund may invest in inverse floating obligations, premium securities, or interest-only or principal-only classes of mortgage-backed securities (IOs and POs), it may do so without limit. The fund, however, currently does not intend to invest more than 15% of its assets in inverse floating obligations or more than 35% of its assets in IOs and POs under normal market conditions.

PRIVATE PLACEMENTS

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

LOAN PARTICIPATIONS

The fund may invest in "loan participations." By purchasing a loan participation, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower.

The loans in which the fund may invest are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund's ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan participation would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loan participations in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Because loan participations in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan participation will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower.

Loan participations may be structured in different forms, including novations, assignments, and participating interests.
In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest, and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, but must rely for that purpose on the lending institution. The fund may also acquire a loan participation directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan participation to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest, and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest, and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

Corporate loans in which the fund may purchase a loan participation are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities. Under current market conditions, most of the corporate loan participations purchased by the fund will represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loan participations at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value.

Certain of the loan participations acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times hold and maintain in a segregated account liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign currencies. The fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

MORTGAGE RELATED SECURITIES

The fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities. CMOs and other mortgage-backed securities represent a participation in, or are secured by, mortgage loans.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which the fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the fund to experience a loss equal to any unamortized premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOS of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid.
If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by the fund would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time.

SECURITIES LOANS

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities.

FORWARD COMMITMENTS

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside, on the books and records of its custodian, liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

REPURCHASE AGREEMENTS

The fund may enter into repurchase agreements up to the limit specified in the prospectus. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. Putnam Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The fund may write covered call options and covered put options on optionable securities held in its portfolio, when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

RISK FACTORS IN OPTIONS TRANSACTIONS

The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities.

FUTURES CONTRACTS AND RELATED OPTIONS

Subject to applicable law, and unless otherwise specified in the prospectus, the fund may invest without limit in the types of futures contracts and related options identified in the prospectus for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a contract, the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

OPTIONS ON FUTURES CONTRACTS. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on future contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of Putnam Management to forecast interest rates and market movements correctly.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or
(vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by the fund is subject to Putnam Management's ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect securities held in its portfolio, and the prices of the fund's securities increase instead as a result of a decline in interest rates, the fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if the fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of its tax-exempt securities decrease, the fund would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $2,000 (500 units x gain of $4). If the fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $1,000 (500 units x loss of $2).

There are several risks in connection with the use by the fund of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. Putnam Management will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

Successful use of index futures by the fund is also subject to Putnam Management's ability to predict movements in the direction of the market. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position over a short time period.

OPTIONS ON STOCK INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

INDEX WARRANTS

The fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

FOREIGN INVESTMENTS

The fund may invest in securities of foreign issuers that are not actively traded in U.S. markets. These foreign investments involve certain special risks described below.

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets.

In addition, the fund's investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of nationalization or expropriation of assets, are typically increased in connection
with investments in "emerging markets."   For example, political
and economic structures in these countries may be in their infancy and developing rapidly, and such countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund's assets denominated in such currencies. Many emerging market companies have experienced substantial, and in some periods extremely high, rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of the fund's investments in emerging markets and the availability to the fund of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the fund's investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of prospects of an investment in such securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

FOREIGN CURRENCY TRANSACTIONS

Unless otherwise specified in the prospectus or Part I of this SAI, the fund may engage without limit in currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options, to manage its exposure to foreign currencies. In addition, the fund may write covered call and put options on foreign currencies for the purpose of increasing its current return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. If conditions warrant, for transaction hedging purposes the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. In addition, for transaction hedging purposes the fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.
The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

The fund may engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the securities the fund intends to buy are denominated, when the fund holds cash or short-term investments). For position hedging purposes, the fund may purchase or sell, on exchanges or in over-the-counter markets, foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, the fund may also purchase or sell foreign currency on a spot basis.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency. See "Risk factors in options transactions" above.

The fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In that case the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will segregate liquid assets in its portfolio to cover forward contracts used for non-hedging purposes.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee.
The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

FOREIGN CURRENCY OPTIONS. In general, options on foreign currencies operate similarly to options on securities and are subject to many of the risks described above. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Community's European Monetary System.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

SETTLEMENT PROCEDURES. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments. For example, settlement of transactions involving foreign securities or foreign currencies may occur within a foreign country, and the fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

RESTRICTED SECURITIES

The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees. It is the present intention of the funds' Trustees that, if the Trustees decide to delegate such determinations to Putnam Management or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Trustees would consider what action would be appropriate in light of the Staff's position at that time.

TAXES

TAXATION OF THE FUND. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) Derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses.

In addition, until the start of the fund's first tax year beginning after August 5, 1997, the fund must derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock or securities and certain options, futures contracts, forward contracts and foreign currencies) held for less than three months in order to qualify as a regulated investment company.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If the fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the fund is permitted so to elect and so elects), plus any retained amount from the prior year, the fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the fund in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

FUND DISTRIBUTIONS. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains. Pursuant to the Taxpayer Relief Act of 1997, two different tax rates apply to net capital gains (that is, the excess of net gains from captial assets held more than one year over net losses from capital assets held for not more than one year). One rate (generally 28%) applies to net gains on capital assets held for more than one year but not more than 18 months ("mid-term gains") and a second, preferred rate (generally 20%) applies to the balance of such net capital gains ("adjusted net capital gains"). Distributions of net capital gains will be treated in the hands of shareholders as mid-term gains to the extent designated by the fund as deriving from net gains from assets held for more than one year but not more than 18 months, and the balance will be treated as adjusted net capital gains. Distributions of mid-term gains and adjusted net capital gains will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the fund.

EXEMPT-INTEREST DIVIDENDS. The fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the fund's taxable year, at least 50% of the total value of the fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. If the fund intends to be qualified to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the fund's fiscal year-end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the fund's income that was tax-exempt during the period covered by the distribution.

HEDGING TRANSACTIONS. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund.

Under the 30% of gross income test described above (see "Taxation of the fund"), the fund will be restricted in selling assets held or considered under Code rules to have been held for less than three months, and in engaging in certain hedging transactions (including hedging transactions in options and futures) that in some circumstances could cause certain fund assets to be treated as held for less than three months.

Certain of the fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the fund's book income is less than its taxable income, the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

RETURN OF CAPITAL DISTRIBUTIONS. If the fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

SECURITIES ISSUED OR PURCHASED AT A DISCOUNT. The fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

CAPITAL LOSS CARRYOVER. Distributions from capital gains are made after applying any available capital loss carryovers. The amounts and expiration dates of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in Part I of this SAI or incorporated by reference into this SAI.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's assets at year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend.
Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by the fund in "passive foreign investment companies" could subject the fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent of more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

SALE OR REDEMPTION OF SHARES. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares will not be treated as mid-term capital gain if the shares have been held for more than 12 months but not more than 18 months, as adjusted net capital gains if the shares have been held for more than 18 months. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held for more than 12 months, and otherwise as short-term capital gains. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

BACKUP WITHHOLDING. The fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number
(TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. Shareholders who fail to furnish their correct TIN are subject to a penalty of $50 for each such failure unless the failure is due to reasonable cause and not wilful neglect.
An individual's taxpayer identification number is his or her social security number.

MANAGEMENT

TRUSTEES NAME (AGE)

*+GEORGE PUTNAM (71), Chairman and President. Chairman and Director of Putnam Management and Putnam Mutual Funds. Director, Freeport-McMoRan, Inc., Freeport Copper and Gold, Inc., McMoRan Oil and Gas, Inc., General Mills, Inc., Houghton Mifflin Company and Marsh & McLennan Companies, Inc.

+WILLIAM F. POUNDS (69), Vice Chairman. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology. Director of IDEXX Laboratories, Inc., Perseptive Biosystems, Inc., Management Sciences for Health, Inc., and Sun Company, Inc.

JAMESON A. BAXTER (54), Trustee. President, Baxter Associates,
Inc. (a management and financial consultant). Director of Avondale Federal Savings Bank, ASHTA Chemicals, Inc. and Banta
Corporation (printing and digital imaging). Chairman Emeritus of the Board of Trustees, Mount Holyoke College.

+HANS H. ESTIN (69), Trustee.  Chartered Financial Analyst and
Vice Chairman, North American Management Corp. (a registered investment adviser).

JOHN A. HILL (55), Trustee. Chairman and Managing Director, First Reserve Corporation (a registered investment adviser investing in companies in the world-wide energy industry on behalf of institutional investors). Director of Maverick Tube Corporation, PetroCorp Incorporated, Snyder Oil Corporation, TransMontaigne Oil Company, Weatherford Enterra, Inc. (an oil field service company) and various private companies owned by First Reserve Corporation, such as James River Coal and Anker Coal Corporation, and various First Reserve Funds, such as American Gas & Oil Investors, Ltd., AmGO II, L.P., First Reserve Secured Energy Assets Fund, L.P., First Reserve Fund V., L.P., First Reserve Fund VI, L.P., and First Reserve Fund VII, L.P.

RONALD J. JACKSON (53), Trustee.  Former Chairman, President and
Chief Executive Officer of Fisher-Price, Inc., Director of Safety
1st, Inc.,  Trustee of Salem Hospital and the Peabody Essex
Museum.

PAUL L. JOSKOW (50), Trustee.  Professor of Economics and
Management, Massachusetts Institute of Technology.  Director, New
England Electric System, State Farm Indemnity Company and
Whitehead Institute for Biomedical Research.

ELIZABETH T. KENNAN (59), Trustee.  President Emeritus and
Professor, Mount Holyoke College.  Director, the Kentucky Home
Life Insurance Companies, NYNEX Corporation, Northeast Utilities and Talbots.

*LAWRENCE J. LASSER (54), Trustee and Vice President. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Investment Management, Inc. Director of Marsh & McLennan Companies, Inc. and the United Way of Massachusetts Bay.

JOHN E. MULLIN, III (56), Trustee.  Chairman and CEO of Ridgeway
Farm, Director of ACX Technologies, Inc., Alex. Brown Realty,
Inc., The Liberty Corporation and The Ryland Group, Inc.

+ROBERT E. PATTERSON (52), Trustee.  Executive Vice President and
Director of Acquisitions, Cabot Partners Limited Partnership (a registered investment adviser) and Massachusetts Industrial
Finance Agency.

*DONALD S. PERKINS (70), Trustee. Director of various corporations, including AON Corp., Cummins Engine Company, Inc., Current Assets L.L.C., LaSalle Street Fund, Inc., LaSalle U.S. Realty Income and Growth Fund, Inc., Lucent Technologies Inc., Ryerson Tull, Inc. (a steel service corporation) Springs Industries, Inc. (a textile manufacturer), and Time Warner Inc.

*#GEORGE PUTNAM III (46), Trustee. President, New Generation Research, Inc. (publisher of bankruptcy information) and New Generation Advisers, Inc. (a registered investment adviser). Director, Massachusetts Audubon Society and The Boston Family Office, L.L.C. (a registered investment adviser).

W. THOMAS STEPHENS (55), Trustee. President and Chief Executive Officer of MacMillan Bloedel Ltd. Director, Mail-Well Inc. (a supplier of envelopes and high-quality printing services), Qwest Communications (a fiber optics manufacturer), The Eagle Picher Trust (a trust etablished to fund the settlement of asbestos-rerlated claims) and New Century Energies (a public utlity company).

*A.J.C. SMITH (63), Trustee.  Chairman and Chief Executive
Officer, Marsh & McLennan Companies, Inc.  Director, Trident
Corp.

W. NICHOLAS THORNDIKE (64), Trustee. Director of various corporations and charitable organizations, including Courier
Corporation, Data General Corporation, Bradley Real Estate, Inc., and Providence Journal Co. and Courier Corporation.

OFFICERS NAME (AGE)

CHARLES E. PORTER (59), Executive Vice President.  Managing
Director of Putnam Investments, Inc. and Putnam Management.

PATRICIA C. FLAHERTY (50), Senior Vice President.  Senior Vice
President of Putnam Investments, Inc. and Putnam Management.

WILLIAM N. SHIEBLER (55), Vice President.  Director and Senior
Managing Director of Putnam Investments, Inc.  President and
Director of Putnam Mutual Funds.

GORDON H. SILVER (50), Vice President.  Director and Senior
Managing Director of Putnam Investments, Inc. and Putnam
Management.

JOHN R. VERANI (58), Vice President.  Senior Vice President of
Putnam Investments, Inc. and Putnam Management.

PAUL M. O'NEIL (44), Vice President.  Vice President of Putnam
Investments, Inc. and Putnam Management.

JOHN D. HUGHES (62), Senior Vice President and Treasurer.

BEVERLY MARCUS (53), Clerk and Assistant Treasurer.

*Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management or Putnam Mutual Funds.

+Members of the Executive Committee of the Trustees. The Executive Committee meets between regular meetings of the Trustees as may be required to review investment matters and other affairs of the fund and may exercise all of the powers of the Trustees.

#George Putnam, III is the son of George Putnam.

                             -----------------

Certain other officers of Putnam Management are officers of the fund. SEE "ADDITIONAL OFFICERS" IN PART I OF THIS SAI. The mailing address of each of the officers and Trustees is One Post
Office Square, Boston, Massachusetts 02109.

Except as stated below, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers. Prior to 1993, Mr. Jackson was Chairman of the Board, President and Chief Executive Officer of Fisher-Price, Inc. Prior to 1996, Mr. Stephens was Chairman of the Board of Directors, President and Chief Executive Officer of Johns Manville Corporation.

Each Trustee of the fund receives an annual fee and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. All of the Trustees are Trustees of all the Putnam funds and each receives fees for his or her services. FOR DETAILS OF TRUSTEES' FEES PAID BY THE FUND AND INFORMATION CONCERNING RETIREMENT GUIDELINES FOR THE TRUSTEES, SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI.

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

PUTNAM MANAGEMENT AND ITS AFFILIATES

Putnam Management is one of America's oldest and largest money management firms. Putnam Management's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937. Today, the firm serves as the investment manager for the funds in the Putnam Family, with nearly $160 billion in assets in over 8 million shareholder accounts at June 30, 1997. An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers. At June 30, 1997, Putnam Management and its affiliates managed nearly $207 billion in assets, including over $18 billion in tax-exempt securities and over $51 billion in retirement plan assets.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust
Company are subsidiaries of Putnam Investments, Inc., a holding company which is in turn wholly owned by Marsh & McLennan
Companies, Inc., a publicly-owned holding company whose principal operating subsidiaries are international insurance and reinsurance brokers, investment managers and management consultants.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Marsh & McLennan Companies, Inc. will benefit from the advisory fees, sales commissions, distribution fees, custodian fees and transfer agency fees paid or allowed by the fund.

THE MANAGEMENT CONTRACT

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund's net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund's portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers which furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

FOR DETAILS OF PUTNAM MANAGEMENT'S COMPENSATION UNDER THE MANAGEMENT CONTRACT, SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI. Putnam Management's compensation under the Management Contract may be reduced in any year if the fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund's expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. The expenses subject to this limitation are exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expenses and, if the fund has a distribution plan, payments required under such plan. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. THE TERMS OF ANY EXPENSE LIMITATION FROM TIME TO TIME IN EFFECT ARE DESCRIBED IN THE PROSPECTUS AND/OR PART I OF THIS SAI.

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

THE AMOUNT OF THIS REIMBURSEMENT FOR THE FUND'S MOST RECENT FISCAL YEAR IS INCLUDED IN "CHARGES AND EXPENSES" IN PART I OF THIS SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Mutual Funds pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days' written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not "interested persons" of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940.

PERSONAL INVESTMENTS BY EMPLOYEES OF PUTNAM MANAGEMENT

Employees of Putnam Management are permitted to engage in personal securities transactions, subject to requirements and restrictions set forth in Putnam Management's Code of Ethics.
The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the funds. Among other things, the Code of Ethics, consistent with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. Investment decisions for the fund and for the other investment advisory clients of Putnam Management and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Putnam Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each.
There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES. Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by funds investing primarily in tax-exempt securities and certain other fixed-income securities will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, those funds would not ordinarily pay significant brokerage commissions with respect to securities transactions. SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI FOR INFORMATION CONCERNING COMMISSIONS PAID BY THE FUND.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Putnam Management receives brokerage and research services and other similar services from many broker-dealers with which Putnam Management places the fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by Putnam Management's managers and analysts. Where the services referred to above are not used exclusively by Putnam Management for research purposes, Putnam Management, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive these services even though Putnam Management might otherwise be required to purchase some of these services for cash.

Putnam Management places all orders for the purchase and sale of portfolio investments for the fund and buys and sells investments for the fund through a substantial number of brokers and dealers. In so doing, Putnam Management uses its best efforts to obtain for the fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, Putnam Management may cause the fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Putnam Management's authority to cause the fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Putnam Management does not currently intend to cause the fund to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract.
Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, Putnam Management may consider sales of shares of the fund (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the fund.

PRINCIPAL UNDERWRITER

Putnam Mutual Funds is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Mutual Funds is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI FOR INFORMATION ON SALES CHARGES AND OTHER PAYMENTS RECEIVED BY PUTNAM MUTUAL FUNDS.

INVESTOR SERVICING AGENT AND CUSTODIAN

Putnam Investor Services, a division of Putnam Fiduciary Trust Company ("PFTC"), is the fund's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor Services is determined on the basis of the number of shareholder accounts, the number of transactions and the assets of the fund. Putnam Investor Services won the DALBAR Quality Tested Service Seal in 1990, 1991, 1992, 1993, 1994 and 1995. Over 10,000 tests of 38 separate shareholder service components demonstrated that Putnam Investor Services tied for highest scores, with two other mutual fund companies, in all categories.

PFTC is the custodian of the fund's assets. In carrying out its duties under its custodian contract, PFTC may employ one or more subcustodians whose responsibilities include safeguarding and controlling the fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the fund's investments. PFTC and any subcustodians employed by it have a lien on the securities of the fund (to the extent permitted by the fund's investment restrictions) to secure charges and any advances made by such subcustodians at the end of any day for the purpose of paying for securities purchased by the fund. The fund expects that such advances will exist only in unusual circumstances. Neither PFTC nor any subcustodian determines the investment policies of the fund or decides which securities the fund will buy or sell. PFTC pays the fees and other charges of any subcustodians employed by it. The fund may from time to time pay custodial expenses in full or in part through the placement by Putnam Management of the fund's portfolio transactions with the subcustodians or with a third-party broker having an agreement with the subcustodians. The fund pays PFTC an annual fee based on the fund's assets, securities transactions and securities holdings and reimburses PFTC for certain out-of-pocket expenses incurred by it or any subcustodian employed by it in performing custodial services.

SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI FOR INFORMATION
ON FEES AND REIMBURSEMENTS FOR INVESTOR SERVICING AND CUSTODY
RECEIVED BY PFTC.  THE FEES MAY BE REDUCED BY CREDITS ALLOWED BY
PFTC.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by the fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the fund are priced as of their close of trading at 4:15 p.m.

Securities for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such securities.
Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the class outstanding.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

If any securities held by the fund are restricted as to resale, Putnam Management determines their fair value following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the Investment
Company Act of 1940.

HOW TO BUY SHARES

GENERAL

The prospectus contains a general description of how investors may buy shares of the fund and states whether the fund offers more than one class of shares. This SAI contains additional information which may be of interest to investors.

Class A shares and class M shares are generally sold with a sales charge payable at the time of purchase (except for class A shares and class M shares of money market funds). As used in this SAI and unless the context requires otherwise, the term "class A shares" includes shares of funds that offer only one class of shares. The prospectus contains a table of applicable sales charges. For information about how to purchase class A or class M shares of a Putnam fund at net asset value through an employer-sponsored retirement plan, please consult your employer. Certain purchases of class A shares and class M shares may be exempt from a sales charge or, in the case of class A shares, may be subject to a contingent deferred sales charge ("CDSC"). See "General-- Sales without sales charges or contingent deferred sales charges," "Additional Information About Class A and Class M shares," and "Contingent Deferred Sales Charges--Class A shares."

Class B shares and class C shares are sold subject to a CDSC payable upon redemption within a specified period after purchase.
The prospectus contains a table of applicable CDSCs.

Class B shares will automatically convert into class A shares at the end of the month eight years after the purchase date. Class B shares acquired by exchanging class B shares of another Putnam fund will convert into class A shares based on the time of the initial purchase. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes.

Class Y shares, which are not subject to sales charges or a CDSC, are available only to certain defined contribution plans. See the prospectus that offers class Y shares for more information. Certain purchase programs described below are not available to defined contribution plans. Consult your employer for information on how to purchase shares through your plan.

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer receives the order before the close of regular trading on the Exchange. If the dealer receives the order after the close of the Exchange, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after receipt. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial and subsequent purchases must satisfy the minimums stated in the prospectus, except that (i) individual investments under certain employee benefit plans or Tax Qualified Retirement Plans may be lower, (ii) persons who are already shareholders may make additional purchases of $50 or more by sending funds directly to Putnam Investor Services (see "Your investing account" below), and (iii) for investors participating in systematic investment plans and military allotment plans, the initial and subsequent purchases must be $25 or more. Information about these plans is available from investment dealers or from Putnam Mutual Funds.

As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly bank drafts for a fixed amount (at least $25) are used to purchase fund shares at the applicable public offering price next determined after Putnam Mutual Funds receives the proceeds from the draft. A shareholder may choose any day of the month and, if a given month (for example, February) does not contain that particular date, or if the date falls on a weekend or holiday, the draft will be processed on the next business day. Further information and application forms are available from investment dealers or from Putnam Mutual Funds.

Except for funds that declare a distribution daily, distributions to be reinvested are reinvested without a sales charge in shares of the same class as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the last day of the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

PAYMENT IN SECURITIES. In addition to cash, the fund may accept securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Management determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities which are delivered in proper form. The fund will not accept options or restricted securities as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Mutual Funds. Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Mutual Funds.

SALES WITHOUT SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES.
The fund may sell shares without a sales charge or CDSC to:

     (i) current and retired Trustees of the fund; officers of the fund; directors and current and retired U.S. full-time employees of Putnam Management, Putnam Mutual Funds, their parent corporations and certain corporate affiliates; family members of and employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

     (ii) employer-sponsored retirement plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge) (not offered by tax-exempt funds);

     (iii) clients of administrators of tax-qualified employer-sponsored retirement plans which have entered into agreements with Putnam Mutual Funds (not offered by tax-exempt funds);

     (iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Mutual Funds; employees of financial institutions having sales agreements with Putnam Mutual Funds or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their spouses and children under age 21 (Putnam Mutual Funds is regarded as the dealer of record for all such accounts);

     (v) investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by such closed-end fund;

     (vi) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust, if the value of the shares of the fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate; and

     (vii) "wrap accounts" maintained for clients of broker-dealers, financial institutions or financial planners who have entered into agreements with Putnam Mutual Funds with respect to such accounts.

In addition, the fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies, and the CDSC will be waived on redemptions of shares arising out of death or post-purchase disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The fund may sell class M shares at net asset value to members of qualified groups. See "Group purchases of class A and class M shares" below. Class A shares are available without an initial sales charge to eligible employer-sponsored retirement plans, as described below.

PAYMENTS TO DEALERS. Putnam Mutual Funds may, at its expense, pay concessions in addition to the payments disclosed in the prospectus to dealers which satisfy certain criteria established from time to time by Putnam Mutual Funds relating to increasing net sales of shares of the Putnam funds over prior periods, and certain other factors.

ADDITIONAL INFORMATION ABOUT CLASS A AND CLASS M SHARES

The underwriter's commission is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Mutual Funds will give dealers ten days' notice of any changes in the dealer discount. Putnam Mutual Funds retains the entire sales charge on any retail sales made by it.

Putnam Mutual Funds offers several plans by which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These plans may be altered or discontinued at any time.

COMBINED PURCHASE PRIVILEGE. The following persons may qualify for the sales charge reductions or eliminations shown in the prospectus by combining into a single transaction the purchase of class A shares or class M shares with other purchases of any class of shares:

     (i) an individual, or a "company" as defined in Section
     2(a)(8) of the Investment Company Act of 1940 (which includes corporations which are corporate affiliates of each other);

     (ii) an individual, his or her spouse and their children under twenty-one, purchasing for his, her or their own account;

     (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code"));

     (iv) tax-exempt organizations qualifying under Section
     501(c)(3) of the Internal Revenue Code (not including tax-exempt organizations qualifying under Section 403(b)(7) (a
     "403(b) plan") of the Code; and

     (v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds) purchased at the same time through a single investment dealer, if the dealer places the order for such shares directly with Putnam Mutual Funds.

CUMULATIVE QUANTITY DISCOUNT (RIGHT OF ACCUMULATION). A purchaser of class A shares or class M shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

     (i) the investor's current purchase; and

     (ii) the maximum public offering price (at the close of business on the previous day) of:

             (a) all shares held by the investor in all of the Putnam funds (except money market funds); and

             (b) any shares of money market funds acquired by exchange from other Putnam funds; and

     (iii) the maximum public offering price of all shares described in paragraph (ii) owned by another shareholder eligible to participate with the investor in a "combined purchase" (see above).

To qualify for the combined purchase privilege or to obtain the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Mutual Funds with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments.

STATEMENT OF INTENTION. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention, which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding money market funds). Each purchase of class A shares or class M shares under a Statement of Intention will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Statement of Intention. A Statement of Intention may include purchases of shares made not more than 90 days prior to the date that an investor signs a Statement; however, the 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns any excess commissions previously received.

To the extent that an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Mutual Funds in accordance with the prospectus. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied.

Statements of Intention are not available for certain employee benefit plans.

Statement of Intention forms may be obtained from Putnam Mutual
Funds or from investment dealers. Interested investors should read the Statement of Intention carefully.

GROUP PURCHASES OF CLASS A AND CLASS M SHARES. Members of qualified groups may purchase class A shares of the fund at a group sales charge rate of 4.50% of the public offering price (4.71% of the net amount invested). The dealer discount on such sales is 3.75% of the offering price. Members of qualified groups may also purchase class M shares at net asset value.

To receive the class A or class M group rate, group members must purchase shares through a single investment dealer designated by the group. The designated dealer must transmit each member's initial purchase to Putnam Mutual Funds, together with payment and completed application forms. After the initial purchase, a member may send funds for the purchase of shares directly to Putnam Investor Services. Purchases of shares are made at the public offering price based on the net asset value next determined after Putnam Mutual Funds or Putnam Investor Services receives payment for the shares. The minimum investment requirements described above apply to purchases by any group member. Only shares purchased under the class A group discount are included in calculating the purchased amount for the purposes of these requirements.

Qualified groups include the employees of a corporation or a sole proprietorship, members and employees of a partnership or association, or other organized groups of persons (the members of which may include other qualified groups) provided that: (i) the group has at least 25 members of which, with respect to the class A discount only, at least 10 members participate in the initial purchase; (ii) the group has been in existence for at least six months; (iii) the group has some purpose in addition to the purchase of investment company shares at a reduced sales charge;
(iv) the group's sole organizational nexus or connection is not that the members are credit card holders of a company, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or security holders of a company; (v) with respect to the class A discount only, the group agrees to provide its designated investment dealer access to the group's membership by means of written communication or direct presentation to the membership at a meeting on not less frequently than an annual basis; (vi) the group or its investment dealer will provide annual certification in form satisfactory to Putnam Investor Services that the group then has at least 25 members and, with respect to the class A discount only, that at least ten members participated in group purchases during the immediately preceding 12 calendar months; and (vii) the group or its investment dealer will provide periodic certification in form satisfactory to Putnam Investor Services as to the eligibility of the purchasing members of the group.

Members of a qualified group include: (i) any group which meets the requirements stated above and which is a constituent member of a qualified group; (ii) any individual purchasing for his or her own account who is carried on the records of the group or on the records of any constituent member of the group as being a good standing employee, partner, member or person of like status of the group or constituent member; or (iii) any fiduciary purchasing shares for the account of a member of a qualified group or a member's beneficiary. For example, a qualified group could consist of a trade association which would have as its members individuals, sole proprietors, partnerships and corporations. The members of the group would then consist of the individuals, the sole proprietors and their employees, the members of the partnerships and their employees, and the corporations and their employees, as well as the trustees of employee benefit trusts acquiring class A shares for the benefit of any of the foregoing.

A member of a qualified group may, depending upon the value of class A shares of the fund owned or proposed to be purchased by the member, be entitled to purchase class A shares of the fund at non-group sales charge rates shown in the prospectus which may be lower than the group sales charge rate, if the member qualifies as a person entitled to reduced non-group sales charges. Such a group member will be entitled to purchase at the lower rate if, at the time of purchase, the member or his or her investment dealer furnishes sufficient information for Putnam Mutual Funds or Putnam Investor Services to verify that the purchase qualifies for the lower rate.

Interested groups should contact their investment dealer or Putnam Mutual Funds. The fund reserves the right to revise the terms of or to suspend or discontinue group sales at any time.

QUALIFIED BENEFIT PLANS; INDIVIDUAL ACCOUNT PLANS. The terms "class A qualified benefit plan" and "class M qualified benefit plan" mean any employer-sponsored plan or arrangement, whether or not tax-qualified, for which Putnam Fiduciary Trust Company or its affiliates provide recordkeeping or other services in connection with the purchase of class A shares or class M shares, respectively. The term "affiliated employer" means employers who are affiliated with each other within the meaning of Section 2(a)(3)(C) of the Investment Company Act of 1940. The term "individual account plan" means any employee benefit plan whereby
(i) class A shares are purchased through payroll deductions or otherwise by a fiduciary or other person for the account of participants who are employees (or their spouses) of an employer, or of affiliated employers, and (ii) a separate investing account is maintained in the name of such fiduciary or other person for the account of each participant in the plan.

The table of sales charges in the prospectus applies to sales to employer-sponsored retirement plans that are not class A qualified benefit plans, except that the fund may sell class A shares at net asset value to employee benefit plans, including individual account plans, of employers or of affiliated employers which have at least 750 employees to whom such plan is made available, in connection with a payroll deduction system of plan funding (or other system acceptable to Putnam Investor Services) by which contributions or account information for plan participation are transmitted to Putnam Investor Services by methods acceptable to Putnam Investor Services. The fund may also sell class A shares at net asset value to employer-sponsored retirement plans that initially invest at least $1 million in the fund or that have at least 200 eligible employees. In addition, the fund may sell class M shares at net asset value to class M qualified benefit plans.

An employer-sponsored retirement plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value based on the size of the purchase as described in the prospectus. These investments will also be included for purposes of the discount privileges and programs described above.

Additional information about qualified benefit plans and individual account plans is available from investment dealers or from Putnam Mutual Funds.

CONTINGENT DEFERRED SALES CHARGES; COMMISSIONS

CLASS A SHARES. Except as described below, a CDSC of 0.75% (1.00% in the case of plans for which Putnam Mutual Funds and its affiliates do not act as trustee or record-keeper) of the total amount redeemed is imposed on redemptions of shares purchased by class A qualified benefit plans if, within two years of a plan's initial purchase of class A shares, it redeems 90% or more of its cumulative purchases. Thereafter, such plan is no longer liable for any CDSC. The two-year CDSC applicable to class A qualified benefit plans for which Putnam Mutual Funds or its affiliates serve as trustee or recordkeeper ("full service plans") is 0.50% of the total amount redeemed, for full service plans that initially invest at least $5 million but less than $10 million in Putnam funds and other investments managed by Putnam Management or its affiliates ("Putnam Assets"), and is 0.25% of the total amount redeemed for full service plans that initially invest at least $10 million but less than $20 million in Putnam Assets. Class A qualified benefit plans that initially invest at least $20 million in Putnam Assets, or whose dealer of record has, with Putnam Mutual Funds' approval, waived its commission or agreed to refund its commission to Putnam Mutual Funds in the event a CDSC would otherwise be applicable, are not subject to any CDSC.

Similarly, class A shares purchased at net asset value by any investor other than a class A qualified benefit plan, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, are subject to a CDSC of 1.00% or 0.50%, respectively, if redeemed within the first or second year after purchase, unless the dealer of record waived its commission with Putnam Mutual Funds' approval. The class A CDSC is imposed on the lower of the cost and the current net asset value of the shares redeemed.

Except as described below for sales to class A qualified benefit plans, Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more and sales to employer-sponsored benefit plans that have at least 200 eligible employees and that are not class A qualified benefit plans based on cumulative purchases of such shares, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

On sales at net asset value to a class A qualified benefit plan, Putnam Mutual Funds pays commissions to the dealer of record at the time of the sale on net monthly purchases at the following rates: 1.00% of the first $1 million, 0.75% of the next $1 million, 0.50% of the next $3 million, 0.20% of the next $5 million, 0.15% of the next $10 million, 0.10% of the next $10 million and 0.05% thereafter, except that commissions on sales to class A qualified benefit plans initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates pursuant to a proposal made by Putnam Mutual Funds on or before April 15, 1997 are based on cumulative purchases over a one-year measuring period at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million, and 0.50% thereafter. On sales at net asset value to all other class A qualified benefit plans receiving proposals from Putnam Mutual Funds on or before April 15, 1997, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales (gross sales minus gross redemptions during the quarter) at the rate of 0.15%. Money market fund shares are excluded from all commission calculations, except for determining the amount initially invested by a qualified benefit plan. Commissions on sales at net asset value to such plans are subject to Putnam Mutual Funds' right to reclaim such commissions if the shares are redeemed within two years.

Different CDSC and commission rates may apply to shares purchased prior to December 1, 1995.

ALL SHARES. Investors who set up an Automatic Cash Withdrawal Plan ("ACWP") for a share account (see "Plans available to shareholders -- Automatic Cash Withdrawal Plan") may withdraw through the ACWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an ACWP and recalculated thereafter on a pro rata basis at the time of each ACWP payment. Therefore, shareholders who have chosen an ACWP based on a percentage of the net asset value of their account of up to 12% will be able to receive ACWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from a fund that pays income distributions monthly) for their periodic ACWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This ACWP privilege may be revised or terminated at any time.

No CDSC is imposed on shares of any class subject to a CDSC ("CDSC Shares") to the extent that the CDSC Shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions on CDSC Shares, or
(iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption of CDSC Shares, CDSC Shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust). Benefit payments currently include, without limitation, (1) distributions from an IRA due to death or disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time. Additional waivers may apply to IRA accounts opened prior to February 1, 1994.

DISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.
A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

Putnam Mutual Funds pays service fees to qualifying dealers at the rates set forth in the Prospectus, except with respect to shares held by class A qualified benefit plans. Putnam Mutual Funds pays service fees to the dealer of record for plans for which Putnam Fiduciary Trust or its affiliates serve as trustee and recordkeeper at the following annual rates (expressed as a percentage of the average net asset value (as defined below) of the plan's class A shares): 0.25% of the first $5 million, 0.20% of the next $5 million, 0.15% of the next $10 million, 0.10% of the next $30 million, and 0.05% thereafter. For class A qualified benefit plans for which Putnam Fiduciary Trust Company or its affiliates provide some services but do not act as trustee and recordkeeper, Putnam Mutual Funds will pay service fees to the dealer of record of up to 0.25% of average net assets, depending on the level of service provided by Putnam Fiduciary Trust Company or its affiliates, by the dealer of record, and by third parties. Service fees are paid quarterly to the dealer of record for that quarter.

Financial institutions receiving payments from Putnam Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

Except as otherwise agreed between Putnam Mutual Funds and a dealer, for purposes of determining the amounts payable to dealers for shareholder accounts for which such dealers are designated as the dealer of record, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

Financial institutions receiving payments from Putnam Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

INVESTOR SERVICES

SHAREHOLDER INFORMATION

Each time shareholders buy or sell shares, they will receive a statement confirming the transaction and listing their current share balance. (Under certain investment plans, a statement may only be sent quarterly.) Shareholders will receive a statement confirming reinvestment of distributions in additional fund shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs. To help shareholders take full advantage of their Putnam investment, they will receive a Welcome Kit and a periodic publication covering many topics of interest to investors. The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. Easy-to-read, free booklets on special subjects such as the Exchange Privilege and IRAs are available from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:30 a.m. and 7:00 p.m. Boston time for more information, including account balances.

YOUR INVESTING ACCOUNT

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through a defined contribution plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check, endorsed to the order of the fund. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment of $500, a shareholder may send checks to Putnam Investor Services for $50 or more, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Mutual Funds.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How to sell shares" in the prospectus. Money market funds and certain other funds will not issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued for safekeeping at no charge to the shareholder.

Putnam Mutual Funds, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Mutual Funds, which may modify or terminate this service at any time.

Putnam Investor Services may make special services available to shareholders with investments exceeding $1,000,000. Contact
Putnam Investor Services for details.

The fund pays Putnam Investor Services' fees for maintaining
Investing Accounts.

REINSTATEMENT PRIVILEGE

An investor who has redeemed shares of the fund may reinvest (within 1 year) the proceeds of such sale in shares of the same class of the fund, or may be able to reinvest (within 1 year) the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the Exchange Privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Mutual Funds receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Shareholders will receive from Putnam Mutual Funds the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes. Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

EXCHANGE PRIVILEGE

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares and no address change has been made within the preceding 15 days.
During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the Telephone Exchange Privilege.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Mutual Funds or investment dealers having sales contracts with Putnam Mutual Funds. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the Exchange Privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services.

Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis. The Exchange Privilege may be revised or terminated at any time. Shareholders would be notified of any such change or suspension.

DIVIDENDS PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares unless the fund paying the distribution is a money market fund. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

The minimum account size requirement for the receiving fund will not apply if the current value of your account in the fund paying the distribution is more than $5,000.

Shareholders of other Putnam funds (except for money market funds, whose shareholders must pay a sales charge or become subject to a CDSC) may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent comprised of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

PLANS AVAILABLE TO SHAREHOLDERS

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Mutual Funds or Putnam Investor Services may modify or cease offering these plans at any time.

AUTOMATIC CASH WITHDRAWAL PLAN ("ACWP"). An investor who owns or buys shares of the fund valued at $10,000 or more at the current public offering price may open an ACWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor.
The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of a plan concurrently with purchases of additional shares of the fund would be disadvantageous to the investor because of the sales charge payable on such purchases. For this reason, the minimum investment accepted while a plan is in effect is $1,000, and an investor may not maintain a plan for the accumulation of shares of the fund (other than through reinvestment of distributions) and a plan at the same time. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Mutual Funds or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

TAX QUALIFIED RETIREMENT PLANS; 403(B) AND SEP PLANS.  (NOT
OFFERED BY FUNDS INVESTING PRIMARILY IN TAX-EXEMPT SECURITIES.)
Investors may purchase shares of the fund through the following
Tax Qualified Retirement Plans, available to qualified individuals or organizations:

     Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and

     Individual Retirement Account Plans (IRAs).

Each of these Plans has been qualified as a prototype plan by the Internal Revenue Service. Putnam Investor Services will furnish services under each plan at a specified annual cost. Putnam Fiduciary Trust Company serves as trustee under each of these Plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Mutual Funds. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Defined Contribution Plan Services at 1-800-225-2465, extension 8600.

A 403(b) Retirement Plan is available for employees of public school systems and organizations which meet the requirements of
Section 501(c)(3) of the Internal Revenue Code. Forms and further information on the 403(b) Plan are also available from investment dealers or from Putnam Mutual Funds. Shares of the fund may also be used in simplified employee pension (SEP) plans. For further information on the Putnam prototype SEP plan, contact an investment dealer or Putnam Mutual Funds.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security
Act of 1974, or otherwise, is recommended.

SIGNATURE GUARANTEES

Redemption requests for shares having a net asset value of $100,000 or more must be signed by the registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, government securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is acceptable under and conforms with Putnam Fiduciary Trust Company's signature guarantee procedures. A copy of such procedures is available upon request. If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, you must provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

SUSPENSION OF REDEMPTIONS

The fund may not suspend shareholders' right of redemption, or postpone payment for more than seven days, unless the New York Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

STANDARD PERFORMANCE MEASURES

Yield and total return data for the fund may from time to time be presented in Part I of this SAI and in advertisements. In the case of funds with more than one class of shares, all performance information is calculated separately for each class. The data is calculated as follows.

Total return for one-, five- and ten-year periods (or for such shorter periods as the fund has been in operation or shares of the relevant class have been outstanding) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the fund made at the beginning of the period, at the maximum public offering price for class A shares and class M shares and net asset value for other classes of shares, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the fund during that period. Total return calculations assume deduction of the fund's maximum sales charge or CDSC, if applicable, and reinvestment of all fund distributions at net asset value on their respective reinvestment dates.

The fund's yield is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by
(i) calculating the aggregate amount of dividends and interest earned by the fund during the base period less expenses for that period, and (ii) dividing that amount by the product of (A) the average daily number of shares of the fund outstanding during the base period and entitled to receive dividends and (B) the per share maximum public offering price for class A shares or class M shares, as appropriate, and net asset value for other classes of shares on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by the fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as the Government National Mortgage Association ("GNMAs"), based on cost). Dividends on equity securities are accrued daily at their stated dividend rates. The amount of expenses used in determining the fund's yield includes, in addition to expenses actually accrued by the fund, an estimate of the amount of expenses that the fund would have incurred if brokerage commissions had not been used to reduce such expenses.

If the fund is a money market fund, yield is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share over the seven-day period for which yield is presented (the "base period"), and multiplying the net change by 365/7 (or approximately 52 weeks). Effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

If the fund is a tax-exempt fund, the tax-equivalent yield during the base period may be presented for shareholders in one or more stated tax brackets. Tax-equivalent yield is calculated by adjusting the tax-exempt yield by a factor designed to show the approximate yield that a taxable investment would have to earn to produce an after-tax yield equal, for that shareholder, to the tax-exempt yield. The tax-equivalent yield will differ for shareholders in other tax brackets.

At times, Putnam Management may reduce its compensation or assume expenses of the fund in order to reduce the fund's expenses. The per share amount of any such fee reduction or assumption of expenses during the fund's past ten fiscal years (or for the life of the fund, if shorter) is set forth in the footnotes to the table in the section entitled "Financial highlights" in the prospectus. Any such fee reduction or assumption of expenses would increase the fund's yield and total return for periods including the period of the fee reduction or assumption of expenses.

All data are based on past performance and do not predict future results.

COMPARISON OF PORTFOLIO PERFORMANCE

Independent statistical agencies measure the fund's investment performance and publish comparative information showing how the fund, and other investment companies, performed in specified time periods. Three agencies whose reports are commonly used for such comparisons are set forth below. From time to time, the fund may distribute these comparisons to its shareholders or to potential
investors.   THE AGENCIES LISTED BELOW MEASURE PERFORMANCE BASED
ON THEIR OWN CRITERIA RATHER THAN ON THE STANDARDIZED PERFORMANCE MEASURES DESCRIBED IN THE PRECEDING SECTION.

     LIPPER ANALYTICAL SERVICES, INC. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

     MORNINGSTAR, INC. distributes mutual fund ratings twice a month. The ratings are divided into five groups:
     highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

     CDA/WIESENBERGER'S MANAGEMENT RESULTS publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

Independent publications may also evaluate the fund's performance. The fund may from time to time refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

Independent, unmanaged indexes, such as those listed below, may be used to present a comparative benchmark of fund performance. The performance figures of an index reflect changes in market prices, reinvestment of all dividend and interest payments and, where applicable, deduction of foreign withholding taxes, and do not take into account brokerage commissions or other costs. Because the fund is a managed portfolio, the securities it owns will not match those in an index. Securities in an index may change from time to time.

     THE CONSUMER PRICE INDEX, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

     THE DOW JONES INDUSTRIAL AVERAGE is an index of 30 common stocks frequently used as a general measure of stock market performance.

     THE DOW JONES UTILITIES AVERAGE is an index of 15 utility stocks frequently used as a general measure of stock market performance.

     CS FIRST BOSTON HIGH YIELD INDEX is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's.

     THE LEHMAN BROTHERS AGGREGATE BOND INDEX is an index composed of securities from The Lehman Brothers Government/Corporate Bond Index, The Lehman Brothers Mortgage-Backed Securities Index and The Lehman Brothers Asset-Backed Securities Index and is frequently used as a broad market measure for fixed-income securities.
     THE LEHMAN BROTHERS ASSET-BACKED SECURITIES INDEX is an index composed of credit card, auto, and home equity loans. Included in the index are pass-through, bullet (noncallable), and controlled amortization structured debt securities; no subordinated debt is included. All securities have an average life of at least one year.

     THE LEHMAN BROTHERS CORPORATE BOND INDEX is an index of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities.

     THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

     THE LEHMAN BROTHERS INTERMEDIATE TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations with maturities of up to ten years and is used as a general gauge of the market for intermediate-term fixed-income securities.

     THE LEHMAN BROTHERS LONG-TERM TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations
     (excluding flower bonds and foreign-targeted issues) that are U.S. dollar-denominated and have maturities of 10 years or greater.

     THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX includes 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

     THE LEHMAN BROTHERS MUNICIPAL BOND INDEX is an index of approximately 20,000 investment-grade, fixed-rate tax-exempt bonds.

     THE LEHMAN BROTHERS TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations (excluding flower bonds and foreign-targeted issues) that are U.S. dollar denominated, have a minimum of one year to maturity, and are issued in amounts over $100 million.

     THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX is an index of approximately 1,482 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars.

     THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS
     INDEX is an index of approximately 1,100 securities representing 20 emerging markets, with all values expressed in U.S. dollars.

     THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX is an index of approximately 1,045 equity securities issued by companies located in 18 countries and listed on the stock exchanges of Europe, Australia, and the Far East. All values are expressed in U.S. dollars.

     THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE INDEX is an index of approximately 627 equity securities issued by companies located in one of 13 European countries, with all values expressed in U.S. dollars.

     THE MORGAN STANLEY CAPITAL INTERNATIONAL PACIFIC INDEX is an index of approximately 418 equity securities issued by companies located in 5 countries and listed on the exchanges of Australia, New Zealand, Japan, Hong Kong, Singapore/Malaysia. All values are expressed in U.S. dollars.

     THE NASDAQ INDUSTRIAL AVERAGE is an index of stocks traded in The Nasdaq Stock Market, Inc. National Market System.

     THE RUSSELL 2000 INDEX is composed of the 2,000 smallest securities in the Russell 3000 Index, representing approximately 7% of the Russell 3000 total market capitalization. The Russell 3000 Index is composed of 3,000 large U.S. companies ranked by market capitalization, representing approximately 98% of the U.S.
     equity market.

     THE SALOMON BROTHERS LONG-TERM HIGH-GRADE CORPORATE BOND INDEX is an index of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as a general measure of the performance of fixed-income securities.

     THE SALOMON BROTHERS LONG-TERM TREASURY INDEX is an index of U.S. government securities with maturities greater than 10 years.

     THE SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX is an index that tracks the performance of the 14 government bond markets of Australia, Austria, Belgium Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and the United States. Country eligibility is determined by market capitalization and investability criteria.

     THE SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX (non
     $U.S.) is an index of foreign government bonds calculated to provide a measure of performance in the government bond markets outside of the United States.

     STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX is an index of common stocks frequently used as a general measure of stock market performance.

     STANDARD & POOR'S 40 UTILITIES INDEX is an index of 40 utility stocks.

     STANDARD & POOR'S/BARRA VALUE INDEX is an index constructed by ranking the securities in the Standard & Poor's 500 Composite Stock Price Index by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the Standard & Poor's 500 Composite Stock Price Index.

In addition, Putnam Mutual Funds may distribute to shareholders or prospective investors illustrations of the benefits of reinvesting tax-exempt or tax-deferred distributions over specified time periods, which may include comparisons to fully taxable distributions. These illustrations use hypothetical rates of tax-advantaged and taxable returns and are not intended to indicate the past or future performance of any fund.

DEFINITIONS

"Putnam Management"         --  Putnam Investment Management,
                                Inc., the fund's investment
                                manager.

"Putnam Mutual Funds"       --  Putnam Mutual Funds Corp., the
                                fund's principal underwriter.

"Putnam Fiduciary Trust     --  Putnam Fiduciary Trust Company,
 Company"                       the fund's custodian.

"Putnam Investor Services"  --  Putnam Investor Services, a
                                division of Putnam Fiduciary
                                Trust Company, the fund's
                                investor servicing agent.



                   PUTNAM CALIFORNIA TAX EXEMPT INCOME TRUST
                 PUTNAM CALIFORNIA TAX EXEMPT MONEY MARKET FUND

                                   FORM N-1A
                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)  Index to Financial Statements and
              Supporting Schedules:

              (1)  Financial Statements for Putnam California Tax
                   Exempt Income Fund and Putnam California Tax
                   Exempt Money Market Fund:

                   Statement of assets and liabilities
                   --September 30,    1997     (a).
                   Statement of operations -- year ended
                   September 30,    1997     (a).
                   Statement of changes in net assets -- years
                   ended September 30,    1997     and September
                   30,   1996     (a).
                   Financial highlights (a) (b).
                   Notes to financial statements (a).

              (2)  Supporting Schedules for Putnam California Tax
                   Exempt Income Fund and Putnam California Tax
                   Exempt Money Market Fund:

                   Schedule I -- Portfolio of investments owned
                   -- September 30,    1997     (a).
                   Schedules II through IX omitted because the required matter is not present.

--------------------
                   (a)  Incorporated by reference into
                        Parts A and B.
                   (b)  Included in Part A.

    (b)  Exhibits:

              1a. Agreement and Declaration of Trust, as amended January 30, 1997 for Putnam California Tax
                   Exempt Income Fund --   Incorporated by
                   reference to Post Effective Amendment No.
                   19.     1b.  Agreement and Declaration of
                   Trust, as amended July 9, 1992 for Putnam
                   California Tax Exempt Money Market Fund --
                   Incorporated by reference to
                   Post-Effective Amendment No.  6 to the
                   Registrants' Registration Statement.
              2a. By-Laws, as amended January 30, 1997 for Putnam California Tax Exempt Income Fund --
                      Incorporated by reference to Post Effective
                   Amendment No. 19.
              2b. By-Laws, as amended February 1, 1994 for Putnam California Tax Exempt Money Market Fund -- Incorporated by reference to Post-Effective Amendment No. 10 to the Registrants' Registration Statements.
              3.   Not applicable.
              4a.     Portions of Agreement and Declaration of
                   Trust relating to Shareholders' Rights for
                       -- Incorporated by reference to Post
                           Effective Amendment No.    19.
                 4b    .Portions of Agreement and Declaration of
                   Trust relating to Shareholders' Rights for
                   Putnam California Tax Exempt Money Market Fund -- Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement.
                 4c    . Portions of Bylaws Relating to
                   Shareholders' Rights for Putnam
                   California Tax Exempt Income Fund --
                      Incorporated by reference to Post
                    Effective Amendment No. 19.
                 4d    .Portions of Bylaws Relating to
                   Shareholders' Rights for Putnam
                   California Tax Exempt Money Market
                   Fund -- Incorporated by reference to
                   Post- Effective Amendment No. 10 to the
                   Registrants' Registration Statements.
              5a. Management Contract dated January 20, 1997 for Putnam California Tax Exempt Income Fund --
                      Incorporated by reference to Post Effective
                   Amendment No. 19.
              5b. Management Contract for Putnam California Tax Exempt Money Market Fund dated January 20,
                   1997 --    Incorporated by reference to Post
                   Effective Amendment No. 12.
              6a. Distributor's Contract dated January , 1997 for Putnam California Tax Exempt Income Trust -- Incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement.
              6b. Distributor's Contract dated May 6, 1994 for Putnam California Tax Exempt Money Market Fund -- Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement.
              6c. Form of Specimen Dealer Sales Contract for Putnam California Tax Exempt Income Fund and Putnam California Tax Exempt Money Market Fund -- Incorporated by reference to Post-Effective Amendment Nos. 18 and 11, respectively, to the Registrant's Registration Statement.
              6d. Form of Specimen Financial Institution Sales Contract for Putnam California Tax Exempt Income Fund -- Incorporated by reference to Post-Effective Amendment Nos. 18 and 11, respectively, to the Registrant's Registration Statement.
              7.   Trustee Retirement Benefit Plan   Incorporated
                   by reference to Post Effective Amendment Nos. 19 and 12, respectively.
              8. Custodian Agreement with Putnam Fiduciary Trust Company dated May 3, 1991, as amended, July 13, 1992 for Putnam California Tax Exempt Income Fund and Putnam California Tax Exempt Money Market Fund -- Incorporated by reference to Post-Effective Amendment Nos. 14 and 7, respectively, to the Registrants' Registration Statements.
              9. Investor Servicing Agreement dated June 3, 1991 for Putnam California Tax Exempt Income Fund and Putnam California Tax Exempt Money Market Fund -- Incorporated by reference to Post-Effective
                   Amendment Nos. 12 and 5, respectively, to the Registrants' Registration Statements.
              10a. Opinion of Ropes & Gray, including consent for
                   Putnam California Tax Exempt Income Fund --
                      Incorporated by reference to Post Effective
                   Amendment No. 19.
              10b. Opinion of Ropes & Gray, including consent for
                   Putnam California Tax Exempt Money Market --
                      Incorporated by reference to Post Effective
                   Amendment No. 12.
              11.  Not applicable.
              12.  Not applicable.
              13a. Investment Letter from Putnam Investment
                   Management, Inc. to Putnam California Tax
                   Exempt Income Fund -- Incorporated by
                   reference to Post- Effective Amendment No. 14 to the Registrant's Registration Statement.
              13b. Investment Letter from Putnam Investment
                   Management, Inc. to Putnam California Tax
                   Exempt Money Market Fund -- Incorporated by reference to the Registrant's Initial Registration Statement.
              14.  Not applicable.
              15a. Class A Distribution Plan and Agreement for
                   Putnam California Tax Exempt Income Fund
                   --Incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement.
              15b. Class B Distribution Plan and Agreement for
                   Putnam California Tax Exempt Income Fund
                   --Incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement.
              15c. Class M Distribution Plan and Agreement for
                   Putnam California Tax Exempt Income Fund
                   --Incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's
              Registration Statement.
              15d. Distribution Plan and Agreement for Putnam
                   California Tax Exempt Money Market Fund --
                   Incorporated by reference to Post-Effective
                   Amendment No. 14 to the Registrant's
                   Registration Statement.
              15e. Form of Specimen Dealer Service Agreement for
                   Putnam California Tax Exempt Income Fund and
                   Putnam California Tax Exempt Money Market Fund -- Incorporated by reference to Post-Effective Amendment Nos. 18 and 11, respectively, to the Registrants' Registration Statements.
              15f. Form of Specimen Financial Institution Service
                   Agreement for Putnam California Tax Exempt
                   Income Fund and Putnam California Tax Exempt
                   Money Market Fund -- Incorporated by reference to Post- Effective Amendment Nos. 18 and 11, respectively, to the Registrants' Registration Statements.

              16a. Schedules for computation of performance
                   quotations for Putnam California Tax Exempt
                   Income Fund -- Exhibit    1    .
              16b. Schedules for computation of performance
                   quotations for Putnam California Tax Exempt
                   Money Market Fund -- Exhibit    2    .
              17a. Financial Data Schedule for Putnam California
                   Tax Exempt Income Fund Class A shares
             --Exhibit    3    .
              17b. Financial Data Schedule for Putnam California
                   Tax Exempt Income Fund Class B shares
             --Exhibit    4    .
              17c. Financial Data Schedules for Putnam California
                   Tax Exempt Income Fund Class M shares --
                   Exhibit    5    .
              17d. Financial Data Schedule for Putnam California
                   Tax Exempt Money Market Fund -- Exhibit
                      6    .
              18. Rule 18f-3 (d) Plan for Putnam California Tax Exempt Income Fund and Putnam California Tax Exempt Money Market Fund -- Incorporated by reference to Post-Effective Amendment Nos. 18 and 11, respectively, to the Registrant's Registration Statement.

Item 25. Persons Controlled by or under Common Control with
         Registrant

         None.

Item 26. Number of Holders of Securities

    As of December 31,    1997     the number of record holders
of each class of securities of the Registrants is as follows:

                               Number of record holders
                       ----------------------------------------
                             Class A      Class B     Class M
                             -------      -------     -------
Putnam California Tax
 Exempt Income Fund             46,697    11,970      273

Putnam California Tax
 Exempt Money Market Fund       1,893     N/A         N/A



Item 27.     Indemnification

        The information required by this item is incorporated
herein by reference from    each     Registrants' initial
Registration Statements on Form N-1A under the Investment Company
Act of 1940 (File Nos. 811-3630 for the Income Fund and 811-5333 for the Money Market Fund).

Item 28.  Business and Other Connections of Investment Adviser

    Except as set forth below, the directors and officers of the Registrant's investment adviser have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors or officers of the investment adviser or certain of its corporate affiliates. Certain officers of the investment adviser serve as officers of some or all of the Putnam funds. The address of the investment adviser, its corporate affiliates and the Putnam Funds is One Post Office Square, Boston, Massachusetts 02109.

Name                      Non-Putnam business and other
    connections

Michael J. Abata          Prior to May, 1997, Assistant
Assistant Vice President    Alliance Capital Management Corp.,
                            1345 Avenue of the Americas, New
                            York, NY 10020

Nikesh Arora              Prior to April, 1997, Chief Financial
Vice President              Officer, Fidelity Investments, 82
                            Devonshire St., Boston, MA 02110

Michael Arends            Prior to May, 1997, Managing Director,
Senior Vice President       Equities, Phoenix Duff & Phelps, 56
                            Prospect St., Hartford, CT 06101

Michael J. Atkin          Prior to July, 1997, Director of
Senior Vice President       Latin America, Institute of
                            International Finance, 2000
                            Pennsylvania Avenue, Washington,
                            D.C. 20006

Rowland T. Bankes         Prior to July, 1997, Senior Fixed-
Vice President              Income Trader, Jennison Associates
                            Capital Corp., One Financial Center,
                            Boston, MA 02110

Robert R. Beck            Director, Charles Bridge Publishing,
Senior Vice President       85 Main St., Watertown, MA 02172

Geoffrey C. Blaisdell     Prior to October, 1997, Vice President
Senior Vice President       Blackrock Financial, 345 Park
                            Avenue, New York, NY 10010

John A. Boselli           Prior to April, 1996, Senior Manager,
Vice President              Price Waterhouse LLP, 200 E.
                            Randolph Drive, Chicago, IL 60601

Jeffrey M. Bray           Prior to October, 1997, Analyst,
Vice President              Lehman Brothers, 3 World Financial
                            Center, New York, NY 10285

Ronald J. Bukovak         Prior to October, 1997, Senior Manager
Vice President              Valuation, Price Waterhouse, 200 E.
                            Randolph Drive, Chicago, IL 60601

Robert W. Burke           Member-Executive Committee, The Ridge
Senior Managing Director    Club, Country Club Road, Sandwich,
                            MA 02563; Member-Advisory Board,
                            Cathedral High School, 74 Union Park
                            St., So. Boston, MA 02118

Jack P. Chang             Prior to July, 1997, Vice President
Vice President              Columbia Management Company, 1300
                            S.W. 6th Ave., Portland, OR 97207

Mary Claire Chase         Prior to January, 1997, Director of
Vice President              Staff Development, Arthur D. Little
                            Co., 25 Acorn Park, Cambridge, MA
                            02140

James E. Corning          Prior to October, 1996, Assistant Vice
Assistant Vice President    President of Plan Investments at
                            State Street Bank & Trust, 1776
                            Heritage Dr., Quincy, MA 02171

C. Beth Cotner            Director, The Lyric Stage Theater, 140
Senior Vice President       Clarendon St., Boston, MA; Prior to
                            September, 1995, Executive Vice
                            President, Director of U.S. Equity
                            Funds, Kemper Financial Services,
                            120 S. LaSalle St., Chicago, IL
                            60603

Kevin M. Cronin           Prior February, 1997, Vice President
Senior Vice President       and Portfolio Manager, MFS
                            Investment Management, 500 Boylston
                            St., Boston, MA 02117

Peter J. Curran           Prior to January, 1996, Vice President
Senior Vice President       ITT Sheraton Director Worldwide
                            Staffing, ITT Sheraton Corporation,
                            60 State St., Boston, MA 02109

William J. Curtin         Prior to August, 1996, Managing
Managing Director           Director, Chief Global Fixed-Income
                            Strategist, Lehman Brothers, 3 World
                            Financial Center, New York, NY 10285

Sean G. Daly              Prior to March, 1997, Assistant
Assistant Vice President    Vice President-Corporate Accounting,
                            Fleet Financial Group, 111
                            Westminster St., Providence, RI
                            02903

Michael W. Davis          Prior to August, 1997, Technical
Vice President              Finance Consultant, Bank of America
                            Mortgage, 50 California St., San
                            Francisco, CA 94111; Prior to
                            January, 1996, Consultant, Martin
                            Davis and Associates, 33215
                            Sandpiper Rd., Freemont, CA 94555

Michael G. Dolan          Chairman-Finance Council, St. Mary's
Assistant Vice President    Parish, 44 Myrtle St., Melrose, MA
                            02176; Member, School Advisory
                            Board, St. Mary's School, 44 Myrtle
                            St., Melrose, MA 02176

Andrea Donnelly           Prior to March, 1996, Equity Trader,
Assistant Vice President    Hellman Jordan Management Company,
                            Inc., 75 State St., Suite 2420,
                            Boston, MA 02109

Martha A. Donovan         Prior to July, 1996, Assistant
Vice President              Treasurer, CBS Inc., 51 W. 52nd St.,
                            New York, NY 10020

Nathan Eigerman           Prior to July, 1996, Quantitative
Assistant Vice President    Analyst, Fidelity Management &
                            Research, 82 Devonshire St., Boston,
                            MA 02110

Irene M. Esteves          Prior to January, 1997, Vice
Managing Director           President, Miller Brewing Co., 3939
                            West Highland Blvd. Milwaukee, WI.
                            53201

Ian C. Ferguson           Prior to April, 1996, Chief
Senior Managing Director    Executive Officer, HSBC Asset
                            Management, Ltd., 6 Bevis Marks,
                            London, England

Brian J. Fullerton        Prior to November, 1995, Vice
Senior Vice President       President, Pension and 401(k)
                            Derivatives Marketing, J.P. Morgan,
                            60 Wall Street, New York, NY 10260

J. Peter Grant            Trustee, The Dover Church, Dover, MA
Senior Vice President       02030

Donnalee Guerin           Prior to September, 1996, Corporate
Assistant Vice President  Service Manager, Haemonetics Corp.,
                          400 Wood Rd., Braintree, MA  02184.

Paul E. Haagensen         Director, Haagensen Research
Senior Vice President     Foundation, 630 West 168th St., New
                          York, NY 10032

James B. Haines           Prior to February, 1997, Associate,
Assistant Vice President  Benefits Department, Ropes & Gray,
                          One International Place, Boston, MA
                          02110

Matthew C. Halperin       Prior to April, 1996, Portfolio
Senior Vice President     Manager, Allstate Insurance, 3075
                          Sanders Road, Northbrook, IL 60062

Mary S. Hapij             Prior to March, 1997, Research
Assistant Vice President  Library Manager, Pioneering
                          Management Corp., 60 State Street,
                          Boston, MA 02109; Prior to January,
                          1996, Information Resource Center
                          Manager, Copley Real Estate
                          Advisers, 399 Boylston St., Boston,
                          MA 02116

Nigel P. Hart             Prior to October, 1997, Senior Vice
Vice President            President and Portfolio Manager,
                          Investment Advisers, 3700 First Bank
                          Place, Minneapolis, MN 55402

Thomas R. Haslett         Prior to December, 1996, Managing
Managing Director         Director and Senior Portfolio
                          Manager, Montgomery Asset
                          Management, LTD, 101 California St.,
                          San Franscisco, CA 94111

Timothy E. Hawkins        Prior to September, 1997, Investment
Vice President            Officer, Liberty Mutual, 175
                          Berkeley St., Boston, MA 02116

Daniel E. Herbert         Prior to April, 1996, Vice President
Vice President            and Analyst, Keystone Group, Inc.,
                          200 Berkeley St., Boston, MA 02116

Thomas J. Hoey            Prior to April, 1996, Securities
Vice President            Analyst, Driehaus Capital
                          Management, Inc., 25 East Erie St.,
                          Chicago, IL 60610

Jerome J. Jacobs          Prior to September, 1996, Head of
Managing Director         Municipal Bond Group, Vanguard
                          Group Investments, 100 Vanguard
                          Blvd., Malvern, PA 19482

Omid Kamshad              Prior to January, 1996, Investment
Senior Vice President     Director, Lombard Odier, 13
                          Southampton Place, London, England,
                          WC1

Mary E. Kearney           Trustee, Massachusetts Eye and Ear
Managing Director         Infirmary, 243 Charles St., Boston,
                          MA 02114

Matthew W. Keenan         Prior to December, 1996, Copy Editor,
Vice President            The Boston Globe, 135 Morrisey
                          Blvd., Boston, MA 02107

Catherine Kennedy         Prior to September, 1997, Principal
Vice President            Morgan Stanley, 1585 Broadway, New
                          York, NY 10036

Jeffrey K. Kerrigan       Prior to June, 1997, Vice President,
Assistant Vice President  Fleet Investments, 75 State St.,
                          Boston, MA 02109

David R. King             Prior to October, 1997, Vice President
Vice President            Massachusetts Financial Services,
                          500 Boylston St., Boston, MA

Deborah F. Kuenstner      Prior to March, 1997, Senior Portfolio
Senior Vice President     Manager, DuPont Pension Fund
                          Investment, 1 Right Parkway,
                          Wilmington, DE 19850

Thomas J. Kurey           Prior to August, 1997, Vice President
Vice President            Everen Securities, 77 W. Wacker,
                          Chicago, IL 60601

Kenneth W. Lang           Prior to April, 1997, Vice President,
Vice President            Montgomery Securities, 600
                          Montgomery St., San Francisco, CA
                          94111

Coleman N. Lannum, III    Prior to June, 1997, Director-
Vice President            Investor Relations, Mallinckrodt,
                          Inc., 7733 Forsyth Blvd., St. Louis,
                          MO 63105

Lawrence J. Lasser        Director, Marsh & McLennan Companies,
President, Director       Inc., 1221 Avenue of the Americas,
and Chief Executive       New York, NY  10020; Board Member,
                          Artery Business Committee, One
                          Beacon Street, Boston, MA 02108;
                          Board of Managers, Investment and
                          Finance Committees, Beth Israel
                          Hospital, 330 Brookline Avenue,
                          Boston, MA 02215; Board of
                          Governors, Executive Committee,
                          Investment Company Institute, 1401
                          H. St., N.W., Suite 1200,
                          Washington, DC 20005; Board of
                          Overseers, Museum of Fine Arts, 465
                          Huntington Ave., Boston, MA 02115;
                          Board Member, Trust for City Hall
                          Plaza, Three Center Plaza, Boston,
                          MA 02108; Board Member, The Vault
                          Coordinating Committee, c/o John
                          Hancock Mutual Life Insurance
                          Company, Law Sector, T-55, P.O. Box
                          111, Boston, MA 02117

Joan M. Leary             Prior to January, 1997, Senior Tax
Assistant Vice President  Manager, KPMG, 99 High St., Boston,
                          MA 02110

Julian W. Lim             Prior to July, 1997, Manager, Fidelity
Assistant Vice President  Management & Research, 82 Devonshire
                          St., Boston, MA 02110

Geirulv Lode              Prior to July, 1997, Vice President
Vice President            Chancellor Lgt. Asset Management,
                          1166 Avenue of the Americas, New
                          York, NY 10036

Diana R. Madonna          Prior to January, 1997, Librarian,
Assistant Vice President  Lipper Analytical Services, Inc.,
                          1380 Lawrence St., Denver CO 80204

Bruce D. Martin           Prior to April, 1997, Vice President,
Vice President            Eaton Vance, 29 Federal St., Boston,
                          MA 02110; Prior to August, 1996,
                          Senior Research Officer, John
                          Hancock Mutual Life Insurance Co.,
                          101 Huntington Ave., Boston, MA
                          02190

Saba Malak                Prior to October, 1997, Consultant,
Vice President            The Boston Consultant, Exchange
                          Place, Boston, MA 02109

Kevin Maloney             Trustee, Town of Hanover, NH, Trustee
Managing Director         of Trust Funds, Hanover, NH 03755;
                          President and Board Member,
                          Hampshire Cooperative Nursery
                          School, Dartmouth College Highway,
                          Hanover, NH 03755

Scott M. Maxwell          Prior to March, 1997, Chief Financial
Managing Director         Officer-Equity Division, Lehman
                          Brothers, 3 World Financial Center,
                          New York, NY 10285

William F. McGue          Member, Advisory Committee, Academy
Managing Director         of Finance, 2 Oliver St., Boston, MA
                          02109

Mary G. McNamee           Prior to December, 1996, Recruitment
Assistant Vice President  Consultant, 171 Walnut St. Boston,
                          MA 02110

Sandeep Mehta             Prior to May, 1996, Vice President,
Vice President            Wellington Management Co., 100
                          Vanguard Blvd., Malvern, PA 19355

Carol H. Miller           Board Member, The Lyric Stage Theater,
Assistant Vice President  140 Clarendon St., Boston, MA 02116

William H. Miller         Prior to October, 1997, Vice
Senior Vice President     President and Asset Portfolio
                          Manager, Delawre Management, One
                          Commerce Square, Philadelphia, PA;
                          Prior to January, 1995, Vice
                          President and Analyst, Janney,
                          Montgomery, Scott, 1801 Market St.,
                          Philadelphia, PA 19104

Jeanne L. Mockard         Trustee, The Bryn Mawr School, 109
Senior Vice President     W. Melrose Avenue, Baltimore, MD
                          21210

Gerard I. Moore           Prior to August, 1997, Vice
Vice President            President/Equity Research, Boston
                          Company Asset Management, One
                          Boston, Place, Boston, MA 02109

Kelly A. Morgan           Prior to September, 1996, Senior Vice
Senior Vice President     President and International
                          Portfolio Manager, Alliance Capital
                          Management, 1345 Avenue of the
                          Americas, New York, NY 10020

David D. Motill           Prior to April, 1996, Indepdendent
Vice President            Consultant, 417 Valley Forge Rd.,
                          Wayne, PA 19087; Prior to July,
                          1995, Senior Investment Analyst, SEI
                          Investments, One Freedom Valley
                          Drive, Oaks, PA 19456

Lois O'Brien              Prior to March, 1996, Director,
Assistant Vice President  Training and Development, J. Baker,
                          Inc., 555 Turnpike St., Canton, MA
                          02021

Gayle M. O'Connell        Prior to March, 1997, Assistant
Assistant Vice President  Director of Human Resources, ITT
                          Sheraton Corporation, 60 State St.,
                          Boston, MA 02109

Stephen S. Oler           Prior to June, 1997, Vice President,
Senior Vice President     Templeton Investment Counsel, 500 E.
                          Broward Blvd., Ft. Lauderdale, FL
                          33394; Prior to February, 1996,
                          Senior Vice President, Baring Asset
                          Management, 125 High St., Boston, MA
                          02110

Carmel Peters             Prior to April, 1997, Managing
Senior Vice President     Director/Chief Investment Officer,
                          Asia Pacific, Wheelock NatWest
                          Investment Management, Ltd, NatWest
                          Tower, Times Square, Causeway Bay,
                          Hong Kong, China; Prior to February,
                          1996, Chief Investment Officer, Asia
                          Pacific, Rothschild Asset Management
                          Asia Pacific, Hong Kong, Alexandra
                          House, Central Hong Kong, China

William Perry             Prior to September, 1997, Senior
Senior Vice President     Trader, Fidelity Management &
                          Research, 82 Devonshire St., Boston,
                          MA 02110

Keith Plapinger           Vice Chairman and Trustee, Advent
Vice President            School, 17 Brimmer St., Boston, MA
                          02108

Charles E. Porter         Director, The Boston Fulbright
Executive Vice President  Committee, 99 Garden St., Cambridge,
                          MA; Trustee, Anatolia College and
                          The American College of
                          Thessaloniki, 555 10 Pycea,
                          Thessaloniki, Greece

George Putnam             Chairman and Director, Putnam Mutual
Chairman and Director     Funds Corp.; Director, The Boston
                          Company, Inc., One Boston Place,
                          Boston, MA 02108; Director, Boston
                          Safe Deposit and Trust Company, One
                          Boston Place, Boston, MA 02108;
                          Director, Freeport-McMoRan, Inc.,
                          200 Park Avenue, New York, NY 10166;
                          Director, General Mills, Inc., 9200
                          Wayzata Boulevard, Minneapolis, MN
                          55440; Director, Houghton Mifflin
                          Company, One Beacon Street, Boston,
                          MA 02108; Director, Marsh & McLennan
                          Companies, Inc., 1221 Avenue of the
                          Americas, New York, NY 10020;
                          Director, Rockefeller Group, Inc.,
                          1230 Avenue of the Americas, New
                          York, NY 10020

Keith Quinton             Director, Eleazar, Inc., West Wheelock
Senior Vice President     St., Hanover, NH 03755

Kimberly A. Raynor        Prior to April, 1996, Principal,
Vice President            Principal, Scudder, Stevens & Clark,
                          2 International Place, Boston, MA
                          02110

Paul A. Rokosz            Prior to November, 1996, Analyst,
Vice President            Kemper Financial Services, 120 S.
                          Casalle St., Chicago, IL 60606

Michael V. Salm           Prior to November, 1997, Mortgage
Vice President            Analyst, Blackrock Financial
                          Management, 345 Park Ave., New York,
                          NY 10010; Prior to May, 1996,
                          Trader, Nomura Securities, 2 World
                          Financial Center, New York, NY 10048

Robert J. Schoen          Prior to June, 1997, Sole Proprietor,
Assistant Vice President  Schoen Timing Strategies, 315 E.
                          21st St., New York, NY 10010

Justin M. Scott           Director, DSI Properties (Neja) Ltd.
Managing Director         Epping Rd., Reydon, Essex CM19 5RD;
                          Director, DSI Management (Neja)
                          Ltd., Epping Rd., Reydon, Essex CM19
                          5RD

Max S. Senter             General Partner, M.S. Senter & Sons
Senior Vice President     Partnership, 4900 Fayetteville, Rd.,
                          Raleigh, NC 27611

Mitchell D. Schultz       Prior to September, 1996, Vice
Senior Vice President     President, Human Resources, The Walt
                          Disney Co., 500 South Buena Vista
                          St., Burbank, CA  91510

Edward Shadek, Jr.        Prior to March, 1997, Portfolio
Vice President            Manager, Newhold Asset Management,
                          950 Haverford Rd., Bryn Mawr, PA
                          19010

Gordon H. Silver          Trustee, Wang Center for the
Managing Director         Performing Arts, 270 Tremont St.,
                          Boston, MA 02116

Erin J. Spatz             Prior to May, 1996, Vice
Vice President            President, Pioneering Management
                          Organization, 60 State St., Boston,
                          MA 02109

Steven Spiegel            Director, Ultra Corp., 29 East
Senior Managing Director  Madison St., Chicago, IL 60602;
                          Trustee, Babson College, One College
                          Drive, Wellesley, MA 02157; Prior to
                          December, 1994, Managing
                          Director/Retirement, Lehman
                          Brothers, Inc., 200 Vesey St., World
                          Financial Center, New York, NY 10285

Christopher A. Spurlock   Prior to May, 1997, Sales Trader,
Vice President            J.P. Morgan, 60 Wall St., New York,
                          NY; Prior to March, 1996, Equity
                          Trader, Pioneer Group, 60 State St.,
                          Boston, MA 02109

Michael P. Stack          Prior to November, 1997, Senior
Senior Vice President     Vice President and Portfolio
                          Manager, Independence Investment
                          Associates, 53 State St., Boston, MA
                          02109

Casey Strumpf             Prior to January, 1997, Director, Blue
Senior Vice President     Cross and Blue Shield, 100 Summer
                          St., Boston, MA 02110

Maryann Sullivan          Prior to August, 1996, Unit Manager,
Assistant Vice President  First Data Services,  4400 Computer
                          Dr., Westboro, MA 01581

Heidi A. Tuchen           Prior to December 1996, Vice President
Assistant Vice President  and Credit Officer, Fleet Financial
                          Group, 75 State St.,  Boston, MA
                          02109

Scott G. Vierra           Prior to September, 1997, Staffing
Vice President            Lead, Cisco Systems, 250 Apollo
                          Drive, Chelmsford, MA 01824

David L. Waldman          Prior to June, 1997, Senior Portfolio
Managing Director         Manager, Lazard Feres Asset
                          Management, 30 Rockefeller Center,
                          New York, NY 10112

Paul C. Warren            Prior to May, 1997, Director
Senior Vice President     IDS Fund Management, LT, One Pacific
                          Place, Squuensway, Hong Kong, China

Eric Wetlaufer            Prior to November, 1997, Managing
Managing Director         Director and Portfolio Manager,
                          Cadence Capital Management, Exchange
                          Place, Boston, MA 02109

Burton Wilson             Prior to March, 1997, Associate
Assistant Vice President  Investments-Banking, Robertson
                          Stephens & Co., 555 California St.,
                          Suite 2600, San Francisco, CA 94104

Michael R. Yogg           Prior to November, 1996, Portfolio
Senior Vice President     Manager, State Street Research &
                          Management, One Financial Center,
                          Boston, MA 02111

Scott D. Zaleski          Prior to May, 1997, Investment Officer
Assistant Vice President  State Street Bank & Trust, 1776
                          Heritage Dr., Quincy, MA 02171;
                          Prior to September, 1996, Investment
                          Associate Fidelity Investments, 82
                          Devonshire St., Boston, MA 02109

Michael P. Zeller         Prior to July, 1997, Sales Manager,
Vice President            NYNEX Information Resources, 35
                          Village Rd., Middleton, MA 01949

William E. Zieff          Prior to December, 1996, Global Asset
Managing Director         Allocation, Granthham, Mayo, Van
                          Otterloo & Co., 40 Rowes Wharf,
                          Boston, MA 02110

Item 29. Principal Underwriter

(a) Putnam Mutual Funds Corp. is the principal underwriter for each of the following investment companies, including the
Registrant:

Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asia Pacific Growth Fund, Putnam Asset Allocation Funds, Putnam Balanced Retirement Fund, Putnam California Tax Exempt Income Fund, Putnam California Tax Exempt Money Market Fund, Putnam Capital Appreciation Fund, Putnam Convertible Income-Growth Trust, Putnam Diversified Equity Trust, Putnam Diversified Income Trust, Putnam Diversified Income Trust II, Putnam Equity Income Fund, Putnam Europe Growth Fund, Putnam Federal Income Trust, Putnam Florida Tax Exempt Income Fund, Putnam Funds Trust, The George Putnam Fund of Boston, Putnam Global Governmental Income Trust, Putnam Global Growth Fund, Putnam Global Natural Resources Fund, The Putnam Fund for Growth and Income, Putnam Growth and Income Fund II, Putnam Health Sciences Trust, Putnam High Yield Trust, Putnam High Yield Advantage Fund, Putnam High Yield Municipal Trust, Putnam Income Fund, Putnam Intermediate U.S. Government Income Fund, Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Municipal Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New Opportunities Fund, Putnam New York Tax Exempt Income Fund, Putnam New York Tax Exempt Money Market Fund, Putnam New York Tax Exempt Opportunities Fund, Putnam Ohio Tax Exempt Income Fund, Putnam OTC & Emerging Growth Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam Preferred Income Fund, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam U.S. Government Income Trust, Putnam Utilities Growth and Income Fund, Putnam Variable Trust, Putnam Vista Fund, Putnam Voyager Fund, Putnam Voyager Fund II.

(b)  The directors and officers of the Registrant's principal underwriter are listed below.  The principal business address of each person is One Post Office
Square, Boston, MA 02109:

Positions and Offices        Positions and Offices
Name                           with Underwriter                    with Registrant
John V. Adduci             Vice President                               None
Frank Albanese             Vice President                               None
Christopher A. Alders      Senior Vice President                        None
Christopher S. Alpaugh     Vice President                               None
Paulette C. Amisano        Vice President                               None
Jeanne Antill              Assistant Vice President                     None
Margaret Andrews           Vice President                               None
Steven E. Asher            Senior Vice President                        None
Scott A. Avery             Senior Vice President                        None
Christian E. Aymond        Vice President                               None
Suzanne J. Battit          Vice President                               None
Steven M. Beatty           Senior Vice President                        None
John J. Bent               Vice President                               None
Thomas A. Beringer         Vice President                               None
Sharon A. Berka            Vice President                               None
Kathleen A. Blackman       Assistant Vice President                     None
John F. Boneparth          Managing Director                            None
Keith R. Bouchard          Senior Vice President                        None
Linwood E. Bradford, Jr.   Vice President                               None
Linda M. Brady             Assistant Vice President                     None
Mary Ann Brennan           Assistant Vice President                     None
Leslee R. Bresnahan        Senior Vice President                        None
James D. Brockelman        Senior Vice President                        None
Joel S. Brockman           Vice President                               None
Timothy K. Brown           Senior Vice President                        None
Gail D. Buckner            Senior Vice President                        None
Robert W. Burke            Senior Managing Director                     None
Susan D. Cabana            Vice President                               None
Thomas C. Callahan         Assistant Vice President                     None
Robert Capone              Vice President                               None
Patricia A. Cartwright     Assistant Vice President                     None
Janet Casale-Sweeney       Senior Vice President                        None
David M. Casey             Vice President                               None
James R. Castle, Jr.       Vice President                               None
Mary Clare Chase           Vice President                               None
Louis F. Chrostowski       Vice President                               None
Daniel J. Church           Vice President                               None
Richard B. Clark           Senior Vice President                        None
Mary Clermont              Assistant Vice President                     None
John C. Clinton            Assistant Vice President                     None
Kathleen M. Collman        Managing Director                            None
Mark L. Coneeny            Senior Vice President                        None
Clare D. Connelly          Assistant Vice President                     None
Donald A. Connelly         Senior Vice President                        None
Karen E. Connolly          Assistant Vice President                     None
Barry M. Conyers           Assistant Vice President                     None
F. Nicholas Corvinus       Senior Vice President                        None
Thomas A. Cosmer           Senior Vice President                        None
Michele A. Cranston        Assistant Vice President                     None
Chad H. Cristo             Vice President                               None
Peter J. Curran            Senior Vice President                        None
Jessica E. Dahill          Vice President                               None
Kenneth L. Daly            Senior Vice President                        None
Sean G. Daly               Assistant Vice President                     None
Edward H. Dane             Vice President                               None
Nancy M. Days              Assistant Vice President                     None
Pamela De Oliveira-Smith   Assistant Vice President                     None
Lisa M. DeMont             Vice President                               None
Teresa F. Dennehy          Vice President                               None
Karen E. DiStasio          Vice President                               None
Michael G. Dolan           Assistant Vice President                     None
Scott M. Donaldson         Vice President                               None
Deirdre E. Duffy           Senior Vice President                        None
Emily J. Durbin            Vice President                               None
David B. Edlin             Managing Director                            None
Gail A. Eisenkraft         Managing Director                            None
James M. English           Senior Vice President                        None
Vincent Esposito           Managing Director                            None
Irene M. Esteves           Director and Managing Director               None
Mary K. Farrell            Assistant Vice President                     None
Michael J. Fechter         Vice President                               None
Susan H. Feldman           Senior Vice President                        None
C. Nancy Fisher            Managing Director                            None
Mitchell B. Fishman        Senior Vice President                        None
Joseph C. Fiumara          Vice President                               None
Patricia C. Flaherty       Senior Vice President                        None
Brian J. Fullerton         Senior Vice President                        None
Judy S. Gates              Senior Vice President                        None
Joseph P. Gennaco          Senior Vice President                        None
Mark P. Goodfellow         Assistant Vice President                     None
Robert Goodman             Managing Director                            None
Carol J. Gould             Assistant Vice President                     None
Anthony J. Grace           Assistant Vice President                     None
Linda K. Grace             Vice President                               None
Daniel W. Greenwood        Vice President                               None
Jill Grossberg             Assistant Vice President                     None
Denise Grove               Assistant Vice President                     None
Jeffrey P. Gubala          Vice President                               None
Donnalee Guerin            Assistant Vice President                     None
Salvatore P. Guerra        Assistant Vice President                     None
James B. Haines            Assistant Vice President                     None
Debra Hall                 Assistant Vice President                     None
James E. Halloran          Vice President                               None
Thomas W. Halloran         Senior Vice President                        None
Meghan C. Hannigan         Assistant Vice President                     None
John D. Harbeck            Vice President                               None
Bruce D. Harrington        Assistant Vice President                     None
Craig W. Hartigan          Vice President                               None
Howard W. Hawkins, III     Vice President                               None
Deanna R. Hayes-Castro     Vice President                               None
Dennis P. Hearns           Senior Vice President                        None
Gayle A. Hedstrom          Assistant Vice President                     None
Paul P. Heffernan          Vice President                               None
Susan M. Heimanson         Vice President                               None
James Hickey               Vice President                               None
Bess J.M. Hochstein        Senior Vice President                        None
Jeremiah K. Holly, Sr.     Vice President                               None
Maureen A. Holmes          Assistant Vice President                     None
Paula J. Hoyt              Assistant Vice President                     None
William J. Hurley          Managing Director and Controller             None
Dwight D. Jacobsen         Managing Director                            None
Kevin M. Joyce             Senior Vice President                        None
Karen R. Kay               Senior Vice President                        None
Mary E. Kearney            Managing Director                            None
John P. Keating            Vice President                               None
Brian J. Kelley            Vice President                               None
A. Siobahn Kelly           Assistant Vice President                     None
Anne Kinsman               Assistant Vice President                     None
Deborah H. Kirk            Senior Vice President                        None
Jill A. Koontz             Senior Vice President                        None
Linda G. Kraunelis         Assistant Vice President                     None
Howard H. Kreutzberg       Senior Vice President                        None
Marjorie B. Krieger        Assistant Vice President                     None
Charles Lacasia            Vice President                               None
James D. Lathrop           Senior Vice President                        None
Joan M. Leary              Assistant Vice President                     None
Charles C. Ledbetter       Vice President                               None
Margaret Leipsitz          Assistant Vice President                     None
Kevin Lemire               Assistant Vice President                     None
Anthony J. Leonard         Vice President                               None
Eric S. Levy               Senior Vice President                        None
Edward V. Lewandowski      Senior Vice President                        None
Edward V. Lewandowski, Jr. Vice President                               None
Samuel L. Lieberman        Vice President                               None
David M. Lifsitz           Vice President                               None
David R. Lilien            Vice President                               None
Ann Marie Linehan          Assistant Vice President                     None
Lisa M. Litant             Assistant Vice President                     None
Thomas W. Littauer         Managing Director                            None
Maura A. Lockwood          Vice President                               None
Rufino R. Lomba            Vice President                               None
Gregory T. Long            Vice President                               None
Peter V. Lucas             Senior Vice President                        None
Kevin Lucey                Assistant Vice President                     None
Robert F. Lucey            Director                                     None
Robert F. Lyons            Assistant Vice President                     None
Ann Malatos                Assistant Vice President                     None
Bonnie Mallin              Vice President                               None
Leslie Mannix              Senior Vice President                        None
Frederick S. Marius        Vice President                               None
Karen A. McCafferty        Vice President                               None
Anne B. McCarthy           Assistant Vice President                     None
Paul McConville            Vice President                               None
Brian McCracken            Assistant Vice President                     None
Bruce A. McCutcheon        Vice President                               None
Daniel E. McDermott        Assistant Vice President                     None
Mark J. McKenna            Senior Vice President                        None
Mary G. McNamee            Assistant Vice President                     None
Claye A. Metelmann         Vice President                               None
Eric D. Milgroom           Assistant Vice President                     None
Bart D. Miller             Senior Vice President                        None
Janis E. Miller            Managing Director                            None
Jeffery M. Miller          Managing Director                            None
Ronald K. Mills            Vice President                               None
Matthew P. Mintzer         Senior Vice President                        None
Kimberly A. Monahan        Vice President                               None
Paul R. Moody              Vice President                               None
Peter M. Moore             Assistant Vice President                     None
Mitchell Moret             Senior Vice President                        None
Jean Moses                 Senior Vice President                        None
Barry L. Mosher            Assistant Vice President                     None
Donald E. Mullen           Vice President                               None
Paul G. Murphy             Vice President                               None
Brendan R. Murray          Vice President                               None
Robert Nadherny            Vice President                               None
Alexander L. Nelson        Managing Director                            None
Amy Jane Newell            Vice President                               None
John P. Nickodemus         Vice President                               None
Gail A. Nickse             Assistant Vice President                     None
Kristen P. O'Brien         Senior Vice President                        None
Lois C. O'Brien            Vice President                               None
Nancy E. O'Brien           Vice President                               None
Gayle M. O'Connell         Assistant Vice President                     None
Joseph R. Palombo          Managing Director                            None
Scott A. Papes             Vice President                               None
Cynthia O. Parr            Vice President                               None
Dale M. Pelletier          Vice President                               None
Samuel W. Perry            Vice President                               None
Jennifer H. Peterson       Assistant Vice President                     None
Kate Peterson              Assistant Vice President                     None
John G. Phoenix            Vice President                               None
Joseph Phoenix             Senior Vice President                        None
Keith Plapinger            Vice President                               None
Jeffrey P. Pollock         Vice President                               None
Margaret J. Portorski      Assitant Vice President                      None
Douglas H. Powell          Vice President                               None
Howard B. Present          Senior Vice President                        None
Jane E. Price              Assistant Vice President                     None
Scott M. Pulkrabek         Vice President                               None
George Putnam              Director                             Chairman & President
Kimberly Raynor            Vice President                               None
W. Frank Richardson        Vice President                               None
George A. Rio              Senior Vice President                        None
Kris Rodammer              Vice President                               None
Debra V. Rothman           Vice President                               None
Robert B. Rowe             Vice President                               None
Kevin A. Rowell            Senior Vice President                        None
Charles A. Ruys de Perez   Senior Vice President                        None
Deborah A. Ryan            Vice President                               None
Catherine A. Saunders      Senior Vice President                        None
Robbin L. Saunders         Vice President                               None
Karl W. Saur               Vice President                               None
Michael Scanlon            Vice President                               None
Shannon D. Schofield       Vice President                               None
Mitchell D. Schultz        Managing Director                            None
Curt A. Schultzberg        Assistant Vice President                     None
Christine A. Scordato      Senior Vice President                        None
Joseph W. Scott            Assistant Vice President                     None
Elizabeth R. Segers        Senior Vice President                        None
John B. Shamburg           Vice President                               None
Kathleen G. Sharpless      Managing Director                            None
Terence B. Shea            Assistant Vice President                     None
William N. Shiebler        Director and President                  Vice President
Robert J. Shull, II        Vice President                               None
Gordon H. Silver           Senior Managing Director                Vice President
John Skistimas, Jr.        Assistant Vice President                     None
Stuart C. Smith            Assistant Vice President                     None
Peter J. Southard          Vice President                               None
Steven Spiegel             Senior Managing Director                     None
Nicholas T. Stanojev       Senior Vice President                        None
Paul R. Stickney           Vice President                               None
J. Bradely Stillwagon      Vice President                               None
Casey Strumpf              Senior Vice President                        None
Brian L. Sullivan          Senior Vice President                        None
Elaine M. Sullivan         Vice President                               None
Guy Sullivan               Senior Vice President                        None
Kevin J. Sullivan          Vice President                               None
Maryann Sullivan           Assistant Vice President                     None
Moira Sullivan             Vice President                               None
George C. Sutherland       Vice President                               None
Maureen C. Tallon          Vice President                               None
B. Iris Tanner             Assistant Vice President                     None
April M. Tavares           Assistant Vice President                     None
David S. Taylor            Vice President                               None
John R. Telling            Vice President                               None
Cynthia Tercha             Vice President                               None
Tracy A. Thomas            Assistant Vice President                     None
Richard B. Tibbetts        Senior Vice President                        None
Patrice M. Tirado          Vice President                               None
Janet E. Tosi              Vice President                               None
Bonnie L. Troped           Vice President                               None
Christine M. Twigg         Assistant Vice President                     None
Douglas J. Vander Linde    Senior Vice President                        None
John R. Verani             Senior Vice President                   Vice President
Rajeshiri Vora             Vice President                               None
Mitchell J. Waters         Vice President                               None
Karen Waystack             Assistant Vice President                     None
Dierdre West-Smith         Assistant Vice President                     None
Brian Whalen               Vice President                               None
Edward F. Whalen           Senior Vice President                        None
Peter R. Wheeler           Senior Vice President                        None
J. Gregg Whitaker          Vice President                               None
J. Bennett White           Vice President                               None
Robert A. Williams         Vice President                               None
Leigh T. Williamson        Vice President                               None
Jane Wolfson               Senior Vice President                        None
Benjamin I. Woloshin       Vice President                               None
William H. Woolverton      Managing Director                            None
Michael P. Zeller          Vice President                               None
Laura J. Zografos          Vice President                               None



Item 30.  Location of Accounts and Records

     Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrants' Clerk, Beverly Marcus; Registrants' investment adviser, Putnam Investment Management, Inc.; Registrants' principal underwriter, Putnam Mutual Funds Corp.; Registrants' custodian, Putnam Fiduciary Trust Company ("PFTC"); and Registrants' transfer and dividend disbursing agent, Putnam Investor Services, a division of PFTC. The address of the Clerk, investment adviser, principal underwriter, custodian and transfer and dividend disbursing agent is One Post Office Square, Boston, Massachusetts 02109.

Item 31.  Management Services

     None.

Item 32.  Undertakings

     Each Registrant undertakes to furnish to each person to whom a prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                       CONSENT OF INDEPENDENT ACCOUNTANTS

     We hereby consent to the incorporation by reference in the
   Prospectus and Statement     of Additional Information
constituting parts of Post-Effective Amendment No.    20     for
        Putnam California Tax Exempt Income Fund (the "Income
Fund") and Post- Effective Amendment No.    13     for
Putnam California Tax Exempt Money Market Fund (the "Money Market Fund") to the Registration Statements on Form N-1A (File No. 2-81011 for the Income Fund) (File No. 33-17211 for the Money Market Fund) (the "Registration Statements") of our reports dated
November 12,    1997     and November    10, 1997    , relating
to the financial statements and financial highlights appearing in
the September 30,    1997     Annual Reports of Putnam California
Tax Exempt Income Fund and Putnam California Tax Exempt Money Market Fund, respectively, which financial statements and financial highlights are also incorporated by reference into the Registration Statements. We also consent to the references to us under the headings "Independent Accountants
and Financial Statements" in such    Statement     of Additional
Information and under the heading "Financial highlights" in the
Prospectus    .







PRICE WATERHOUSE LLP
Boston, Massachusetts
January    27, 1998

                                     NOTICE

     A copy of the Agreement and Declaration of Trust of each of Putnam California Tax Exempt Income Fund and Putnam California Tax Exempt Money Market Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of each Registrant by an officer of each Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the relevant Registrant.

                               POWER OF ATTORNEY

    I, the undersigned Trustee of    the     Putnam California
Tax Exempt Income    Fund    , hereby severally constitute and
appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement
on Form N-1A of    the     Putnam California Tax Exempt Income
   Fund     and any and all amendments (including post-effective
amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

Signature                         Title               Date

/s/    W. Thomas Stephens
---------------------             Trustee
October    3, 1997
   W. Thomas Stephens

                               POWER OF ATTORNEY

    I, the undersigned Trustee of    the     Putnam California
Tax Exempt Money Market Fund, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement
on Form N-1A of    the     Putnam California Tax Exempt Money
Market Fund and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

Signature                         Title               Date

/s/    W. Thomas Stephens
---------------------             Trustee
October    3, 1997
W. Thomas Stephens

                               POWER OF ATTORNEY

    I, the undersigned Trustee of the Putnam California Tax Exempt Income Fund, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of the Putnam California Tax Exempt Income Fund and any and all amendments (including post- effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

Signature                         Title               Date

/s/ Paul L. Joskow
---------------------             Trustee
November 6, 1997
Paul L. Joskow

                               POWER OF ATTORNEY

    I, the undersigned Trustee of the Putnam California Tax Exempt Money Market Fund, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of the Putnam California Tax Exempt Money Market Fund and any and all amendments (including post- effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

Signature                         Title               Date

/s/ Paul L. Joskow
---------------------             Trustee
November 6, 1997
Paul L. Joskow

                               POWER OF ATTORNEY

    I, the undersigned Trustee of the Putnam California Tax Exempt Income Fund, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of the Putnam California Tax Exempt Income Fund and any and all amendments (including post- effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting into my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

Signature                         Title               Date

/s/ John H. Mullin, III
---------------------             Trustee
November 6, 1997
John H. Mullin, III

                               POWER OF ATTORNEY

    I, the undersigned Trustee of the Putnam California Tax Exempt Money Market Fund, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of the Putnam California Tax Exempt Money Market Fund and any and all amendments (including post- effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

Signature                         Title               Date

/s/ John H. Mullin, III
---------------------             Trustee
November 6, 1997
John H. Mullin, III

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 each Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 30th
day of January,    1998    .

                           PUTNAM CALIFORNIA TAX EXEMPT
                           INCOME TRUST
                           PUTNAM CALIFORNIA TAX EXEMPT MONEY
                           MARKET FUND

                           By:  Gordon H. Silver, Vice President

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statements of Putnam
California Tax Exempt Income Trust and Putnam California Tax
Exempt Money Market Fund has been signed below by the following persons in the capacities and on the dates indicated:

Signature                         Title

George Putnam                     President and Chairman of the
                                  Board; Principal Executive
Officer;
                                  Trustee

John D. Hughes                    Senior Vice President;
Treasurer
                                  and Principal Financial Officer

Paul G. Bucuvalas                 Assistant Treasurer and
Principal
                                  Accounting Officer

Jameson A. Baxter                 Trustee

Hans H. Estin                     Trustee

John A. Hill                      Trustee

Ronald J. Jackson                 Trustee

   Paul L. Joskow                 Trustee

Elizabeth T. Kennan               Trustee

Lawrence J. Lasser                Trustee


   John H. Mullin, III            Trustee

Robert E. Patterson               Trustee

Donald S. Perkins                 Trustee

William F. Pounds                 Trustee

George Putnam, III                Trustee

A.J.C. Smith                      Trustee

   W. Thomas Stevens              Trustee

W. Nicholas Thorndike             Trustee

         By:  Gordon H. Silver,
         as Attorney-in-Fact
         January 30, 1998

                                 EXHIBIT INDEX



16a. Schedules for computation of performance quotations for Putnam California Tax Exempt Income Fund -- Exhibit 1.

16b. Schedules for computation of performance quotations for Putnam California Tax Exempt Money Market Fund --
         Exhibit 2.

17a.     Financial Data Schedule for Putnam California Tax Exempt
         Income Fund Class A shares -- Exhibit 3.

17b.     Financial Data Schedule for Putnam California Tax Exempt
         Income Fund Class B shares -- Exhibit 4.

17c.     Financial Data Schedule for Putnam California Tax Exempt
         Income Fund Class M shares -- Exhibit 5.

17d.     Financial Data Schedule for Putnam California Tax Exempt
         Money Market  -- Exhibit 6.